American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
November 30, 2024

Avantis Emerging Markets ex-China Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Brazil — 7.7%
Allos SA	11,100	35,753
Alpargatas SA, Preference Shares(1)	800	838
Alupar Investimento SA	104	473
Ambev SA, ADR	26,698	56,600
Anima Holding SA	500	172
Armac Locacao Logistica E Servicos SA	100	109
Atacadao SA(1)	3,500	3,746
Auren Energia SA	8,700	14,127
Azul SA, ADR(1)(2)	60	141
Azzas 2154 SA	440	2,640
B3 SA - Brasil Bolsa Balcao	31,100	47,502
Banco ABC Brasil SA, Preference Shares	3,700	12,397
Banco BMG SA, Preference Shares	200	133
Banco Bradesco SA	24,500	45,117
Banco Bradesco SA, ADR	72,960	155,405
Banco BTG Pactual SA	12,300	61,369
Banco do Brasil SA	22,900	93,590
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,000	16,125
Banco Pan SA, Preference Shares	8,100	9,599
Banco Santander Brasil SA, ADR	4,715	19,614
BB Seguridade Participacoes SA	10,000	55,644
Bemobi Mobile Tech SA	600	1,416
BR Advisory Partners Participacoes SA	3,800	9,467
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	11,356
Braskem SA, Class A, ADR(1)(2)	2,396	12,028
Brava Energia	8,985	29,657
BRF SA, ADR	7,977	32,945
C&A Modas SA(1)	7,600	13,351
Caixa Seguridade Participacoes SA	500	1,189
Camil Alimentos SA	1,700	2,017
CCR SA	25,600	46,419
Centrais Eletricas Brasileiras SA, ADR(2)	12,712	72,585
Centrais Eletricas Brasileiras SA, Class B Preference Shares	2,500	16,047
Cia Brasileira de Aluminio(1)	3,600	3,734
Cia Brasileira de Distribuicao(1)	18,900	8,167
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	7,300	9,427
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(2)	4,416	67,388
Cia de Saneamento de Minas Gerais Copasa MG	8,400	35,084
Cia De Sanena Do Parana	4,100	19,898
Cia De Sanena Do Parana, Preference Shares	36,900	35,938
Cia Energetica de Minas Gerais, ADR	45,287	88,310
Cia Siderurgica Nacional SA, ADR(2)	14,474	27,066
Clear Sale SA(1)	600	974
Construtora Tenda SA(1)	300	699
Cosan SA	23,200	38,327
CPFL Energia SA	4,900	26,663
Cury Construtora e Incorporadora SA	7,300	24,690
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	26,432
Dexco SA	15,300	18,156

EcoRodovias Infraestrutura e Logistica SA	9,500	8,684
Embraer SA, ADR(1)	3,260	124,630
Empreendimentos Pague Menos SA	1,200	652
Energisa SA	11,100	73,332
Eneva SA(1)	2,500	4,737
Engie Brasil Energia SA	5,300	33,341
Equatorial Energia SA	6,489	32,710
Even Construtora e Incorporadora SA	1,300	1,212
Ez Tec Empreendimentos e Participacoes SA	4,300	8,976
Fras-Le SA	3,900	13,067
Gerdau SA, ADR	27,007	90,743
GPS Participacoes e Empreendimentos SA	100	265
Grendene SA	3,200	2,744
Grupo Mateus SA	9,900	11,403
Grupo SBF SA	4,900	9,821
Hapvida Participacoes e Investimentos SA(1)	20,700	9,083
HBR Realty Empreendimentos Imobiliarios SA(1)	100	68
Hidrovias do Brasil SA(1)	8,700	4,309
Hypera SA	2,400	7,718
Iguatemi SA	7,500	23,509
Inter & Co., Inc., Class A	4,264	19,700
Iochpe Maxion SA	2,700	5,062
Irani Papel e Embalagem SA	200	236
IRB-Brasil Resseguros SA(1)	2,000	13,226
Isa Energia Brasil SA, Preference Shares	7,000	27,759
Itau Unibanco Holding SA, ADR	39,450	211,452
Jalles Machado SA	2,500	2,098
JBS SA	12,700	78,056
JHSF Participacoes SA	15,700	11,038
JSL SA	1,200	1,322
Kepler Weber SA	7,400	11,979
Klabin SA	22,120	79,998
Lavvi Empreendimentos Imobiliarios SA	1,100	1,457
Localiza Rent a Car SA	2,300	14,365
LOG Commercial Properties e Participacoes SA	600	1,999
Lojas Quero-Quero SA	400	169
Lojas Renner SA	31,400	77,394
M Dias Branco SA	700	2,535
Mahle Metal Leve SA	2,700	12,112
Marcopolo SA	800	835
Marcopolo SA, Preference Shares	2,700	3,765
Marfrig Global Foods SA(1)	15,900	48,915
Meliuz SA(1)	100	52
Metalurgica Gerdau SA, Preference Shares	12,900	24,399
Mills Locacao Servicos e Logistica SA	1,300	2,012
Minerva SA(1)	12,100	11,382
Moura Dubeux Engenharia SA	800	1,637
MRV Engenharia e Participacoes SA(1)	13,600	11,686
Multilaser Industrial SA(1)	3,800	764
Multiplan Empreendimentos Imobiliarios SA	4,200	16,460
Natura & Co. Holding SA	2,300	5,176
NU Holdings Ltd., Class A(1)	6,930	86,833
Oceanpact Servicos Maritimos SA(1)	8,500	7,742
Odontoprev SA	7,500	13,487
Orizon Valorizacao de Residuos SA(1)	200	1,380

Pagseguro Digital Ltd., Class A(1)	3,209	23,554
Patria Investments Ltd., Class A	882	10,549
Pet Center Comercio e Participacoes SA	17,400	12,406
Petroleo Brasileiro SA, ADR	19,882	283,915
Petroleo Brasileiro SA, ADR, Preference Shares	26,203	341,687
Petroreconcavo SA	5,800	15,751
Plano & Plano Desenvolvimento Imobiliario SA	700	1,439
Portobello SA(1)	300	201
Positivo Tecnologia SA	1,600	1,348
PRIO SA	17,800	118,010
Raia Drogasil SA	14,500	57,573
Raizen SA, Preference Shares	28,600	12,454
Randon SA Implementos e Participacoes, Preference Shares	4,800	8,153
Rede D'Or Sao Luiz SA	3,900	17,300
Romi SA	300	453
Rumo SA	13,400	42,805
Santos Brasil Participacoes SA	14,000	29,620
Sao Martinho SA	6,300	25,957
Ser Educacional SA(1)	100	101
Serena Energia SA(1)	10,800	11,003
Sigma Lithium Corp.(1)(2)	842	11,586
Simpar SA(1)	6,100	4,593
SLC Agricola SA	7,700	22,140
Smartfit Escola de Ginastica e Danca SA	900	2,689
Suzano SA, ADR	8,912	92,239
SYN prop e tech SA	300	396
Taurus Armas SA, Preference Shares	200	303
Tegma Gestao Logistica SA	300	1,496
Telefonica Brasil SA, ADR	5,604	46,009
TIM SA, ADR	2,505	32,314
TOTVS SA	2,000	9,071
Transmissora Alianca de Energia Eletrica SA	10,400	58,181
Tres Tentos Agroindustrial SA	6,000	13,462
Tupy SA	3,300	11,298
Ultrapar Participacoes SA, ADR	6,714	19,806
Unipar Carbocloro SA, Class B Preference Shares	100	846
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	6,500	6,601
Vale SA, ADR	39,872	393,138
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	14,420
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	17,900	16,838
Vibra Energia SA	34,200	116,239
Vivara Participacoes SA	2,800	10,508
Vulcabras SA	700	1,878
WEG SA	16,500	147,455
Wilson Sons SA	6,600	17,189
XP, Inc., Class A	5,116	69,271
YDUQS Participacoes SA	100	148
		4,714,403
Chile — 0.8%
Aguas Andinas SA, A Shares	38,300	11,600
Banco de Chile	554,211	63,219
Banco de Credito e Inversiones SA	623	17,681
Banco Santander Chile, ADR	920	17,452
CAP SA(1)	2,106	11,394
Cencosud SA	19,589	41,231

Cia Cervecerias Unidas SA, ADR(2)	2,361	27,057
Cia Sud Americana de Vapores SA	152,558	8,152
Colbun SA	353,615	44,410
Embotelladora Andina SA, Class B Preference Shares	12,227	35,876
Empresa Nacional de Telecomunicaciones SA	3,055	9,221
Empresas CMPC SA	15,136	23,640
Empresas Copec SA	2,432	15,209
Enel Americas SA	186,677	17,139
Enel Chile SA	638,817	35,107
Engie Energia Chile SA(1)	1,940	1,749
Falabella SA(1)	18,585	63,667
SMU SA	12,059	1,943
Sociedad Quimica y Minera de Chile SA, ADR	1,242	47,767
Vina Concha y Toro SA	9,406	10,385
		503,899
Colombia — 0.2%
Bancolombia SA	631	5,491
Bancolombia SA, ADR	780	25,506
Cementos Argos SA	22,262	48,309
Ecopetrol SA, ADR	1,477	11,860
Interconexion Electrica SA ESP	5,277	19,998
		111,164
Czech Republic — 0.2%
CEZ AS	1,878	75,598
Komercni Banka AS	976	33,297
Moneta Money Bank AS	2,021	10,410
		119,305
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	50,365	76,971
Greece — 0.9%
Aegean Airlines SA	607	6,089
Alpha Services & Holdings SA	39,705	61,753
Athens International Airport SA	306	2,607
Eurobank Ergasias Services & Holdings SA, Class A	19,445	41,236
GEK TERNA SA(1)	1,816	35,779
Hellenic Telecommunications Organization SA	1,522	24,052
HELLENiQ ENERGY Holdings SA	3,215	23,099
Holding Co. ADMIE IPTO SA	4,269	10,679
Intracom Holdings SA	41	115
Intrakat Technical & Energy Projects SA(1)	2,366	12,109
Intralot SA-Integrated Information Systems & Gaming Services(1)	1,381	1,334
Jumbo SA	800	20,894
LAMDA Development SA(1)	326	2,477
Metlen Energy & Metals SA	510	16,800
Motor Oil Hellas Corinth Refineries SA	800	16,592
National Bank of Greece SA	7,567	53,419
OPAP SA	1,163	19,080
Optima bank SA	673	8,996
Piraeus Financial Holdings SA	21,332	78,440
Public Power Corp. SA	3,135	37,989
Terna Energy SA	858	18,038
Titan Cement International SA	1,361	55,808
		547,385
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	6,157	19,547

MOL Hungarian Oil & Gas PLC	4,629	31,727
Opus Global Nyrt	7,215	9,277
OTP Bank Nyrt	2,649	143,586
Richter Gedeon Nyrt	1,134	30,163
		234,300
India — 26.5%
360 ONE WAM Ltd.	1,250	16,548
3M India Ltd.	25	9,563
5Paisa Capital Ltd.(1)	1,497	8,724
Aarti Drugs Ltd.	1,709	9,332
Aarti Industries Ltd.	1,129	6,007
Aarti Pharmalabs Ltd.	1,893	14,257
Aavas Financiers Ltd.(1)	1,068	21,215
ABB India Ltd.	247	21,747
Action Construction Equipment Ltd.	314	4,876
Adani Enterprises Ltd.	509	14,885
Adani Green Energy Ltd.(1)	385	6,051
Adani Ports & Special Economic Zone Ltd.	2,457	34,728
Adani Power Ltd.(1)	8,544	56,256
Aditya Birla Fashion & Retail Ltd.(1)	141	525
Aditya Birla Real Estate Ltd.	193	6,294
Aditya Birla Sun Life Asset Management Co. Ltd.	1,818	18,621
Advanced Enzyme Technologies Ltd.	77	345
Aegis Logistics Ltd.	1,782	19,188
Affle India Ltd.(1)	14	269
Agarwal Industrial Corp. Ltd.	53	748
AGI Greenpac Ltd.	813	9,255
AIA Engineering Ltd.	473	19,600
Ajanta Pharma Ltd.	434	15,567
Ajmera Realty & Infra India Ltd.	24	310
Alembic Ltd.	633	986
Alembic Pharmaceuticals Ltd.	285	3,692
Alkyl Amines Chemicals	361	8,414
Allcargo Logistics Ltd.	1,161	740
Allied Digital Services Ltd.	468	1,469
Alok Industries Ltd.(1)	3,019	763
Amara Raja Energy & Mobility Ltd.	3,382	51,421
Amber Enterprises India Ltd.(1)	495	35,617
Ambuja Cements Ltd.	1,949	12,302
Anand Rathi Wealth Ltd.	133	6,562
Anant Raj Ltd.	1,437	11,497
Andhra Sugars Ltd.	428	508
Angel One Ltd.	785	27,012
Antony Waste Handling Cell Ltd.(1)	29	218
Anup Engineering Ltd.	371	16,072
Anupam Rasayan India Ltd.	17	148
Apar Industries Ltd.	145	17,367
APL Apollo Tubes Ltd.	637	11,462
Apollo Hospitals Enterprise Ltd.	778	62,962
Apollo Tyres Ltd.	6,796	41,135
Aptus Value Housing Finance India Ltd.	4,289	16,279
Archean Chemical Industries Ltd.	1,828	15,464
Arvind Fashions Ltd.	2,392	16,164
Arvind Ltd.	5,247	23,550
Asahi India Glass Ltd.	2,245	18,222

Ashok Leyland Ltd.	15,630	43,034
Ashoka Buildcon Ltd.(1)	5,891	17,423
Asian Paints Ltd.	2,984	87,661
Aster DM Healthcare Ltd.	5,452	32,326
Astral Ltd.	475	10,074
AstraZeneca Pharma India Ltd.	5	390
Atul Ltd.	130	11,243
AU Small Finance Bank Ltd.	4,193	29,043
AurionPro Solutions Ltd.	489	9,459
Aurobindo Pharma Ltd.	2,588	38,770
Avanti Feeds Ltd.	571	3,969
Avenue Supermarts Ltd.(1)	413	18,150
Axis Bank Ltd., GDR	4,167	279,052
Bajaj Auto Ltd.	648	69,392
Bajaj Consumer Care Ltd.	686	1,712
Bajaj Finance Ltd.	2,310	180,224
Bajaj Finserv Ltd.	2,980	55,876
Bajaj Hindusthan Sugar Ltd.(1)	30,151	12,022
Bajel Projects Ltd.(1)	153	455
Balaji Amines Ltd.	286	6,998
Balkrishna Industries Ltd.	1,388	45,762
Balmer Lawrie & Co. Ltd.	479	1,305
Balrampur Chini Mills Ltd.	1,995	13,845
Bandhan Bank Ltd.	15,243	30,563
Bank of Baroda	5,704	16,680
Bank of Maharashtra	6,906	4,677
BASF India Ltd.	198	14,101
Bata India Ltd.	1,072	17,933
Bayer CropScience Ltd.	279	18,813
BEML Ltd.	278	13,992
Berger Paints India Ltd.	192	1,125
BF Utilities Ltd.(1)	38	444
Bhansali Engineering Polymers Ltd.	5,478	8,249
Bharat Bijlee Ltd.	44	2,024
Bharat Dynamics Ltd.	164	2,237
Bharat Electronics Ltd.	27,330	99,983
Bharat Forge Ltd.	2,682	42,406
Bharat Heavy Electricals Ltd.	6,271	18,745
Bharat Petroleum Corp. Ltd.	24,038	83,495
Bharat Rasayan Ltd.	16	2,246
Bikaji Foods International Ltd.	990	9,439
Biocon Ltd.	469	2,033
Birla Corp. Ltd.	153	2,254
Birlasoft Ltd.	3,811	26,733
Black Box Ltd.(1)	1,772	13,195
Bliss Gvs Pharma Ltd.	423	814
BLS International Services Ltd.	399	1,842
Blue Dart Express Ltd.	168	14,942
Blue Star Ltd.	666	14,630
Bodal Chemicals Ltd.(1)	292	256
Bombay Burmah Trading Co.	661	18,879
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	10,579
Bosch Ltd.	20	8,284
Brigade Enterprises Ltd.	540	7,968
Brightcom Group Ltd.(1)	3,622	347

Britannia Industries Ltd.	1,008	58,959
BSE Ltd.	1,336	74,143
Campus Activewear Ltd.(1)	372	1,258
Can Fin Homes Ltd.	2,493	24,390
Canara Bank	13,083	15,845
Capacit'e Infraprojects Ltd.(1)	3,014	15,501
Caplin Point Laboratories Ltd.	83	2,163
Carborundum Universal Ltd.	938	16,231
Cartrade Tech Ltd.(1)	98	1,576
Castrol India Ltd.	10,465	24,947
CE Info Systems Ltd.	57	1,187
Ceat Ltd.	735	26,875
Central Depository Services India Ltd.	1,156	22,520
Century Enka Ltd.	133	1,028
Century Plyboards India Ltd.	99	852
Cera Sanitaryware Ltd.	10	878
CESC Ltd.	3,160	6,526
CG Power & Industrial Solutions Ltd.	3,533	30,698
Chalet Hotels Ltd.(1)	246	2,598
Chambal Fertilisers & Chemicals Ltd.	5,877	35,953
Chemplast Sanmar Ltd.(1)	2,439	14,453
Chennai Petroleum Corp. Ltd.	1,839	13,670
Choice International Ltd.(1)	129	811
Cholamandalam Financial Holdings Ltd.	1,057	20,454
Cholamandalam Investment & Finance Co. Ltd.	5,869	85,913
CIE Automotive India Ltd.	422	2,405
Cipla Ltd.	3,161	57,477
City Union Bank Ltd.	9,504	20,232
Clean Science & Technology Ltd.	58	883
CMS Info Systems Ltd.	5,978	35,196
Coal India Ltd.	22,114	109,386
Cochin Shipyard Ltd.	1,846	34,590
Coffee Day Enterprises Ltd.(1)	377	131
Coforge Ltd.	349	36,014
Colgate-Palmolive India Ltd.	1,671	57,231
Computer Age Management Services Ltd.	651	38,131
Confidence Petroleum India Ltd.	139	124
Container Corp. of India Ltd.	1,707	16,786
Coromandel International Ltd.	2,846	60,396
Cosmo First Ltd.	676	6,273
Craftsman Automation Ltd.	428	25,902
CreditAccess Grameen Ltd.	168	1,798
CRISIL Ltd.	262	16,641
Crompton Greaves Consumer Electricals Ltd.	5,656	27,490
Cummins India Ltd.	1,010	41,731
Cupid Ltd.(1)	923	946
Cyient DLM Ltd.(1)	61	507
Cyient Ltd.	106	2,332
Dabur India Ltd.	3,408	21,297
DB Corp. Ltd.	457	1,690
DCB Bank Ltd.	1,082	1,587
DCM Shriram Ltd.	855	11,691
DCW Ltd.(1)	9,442	11,053
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,828	29,823
Deepak Nitrite Ltd.	795	25,700

Delhivery Ltd.(1)	1,115	4,442
Delta Corp. Ltd.	93	130
Devyani International Ltd.(1)	5,522	10,835
Dhani Services Ltd.(1)	2,266	2,079
Dhanlaxmi Bank Ltd.(1)	701	275
Dhanuka Agritech Ltd.	133	2,388
Dilip Buildcon Ltd.	621	3,554
Dish TV India Ltd.(1)	1,436	184
Dishman Carbogen Amcis Ltd.(1)	192	558
Divi's Laboratories Ltd.	625	45,693
Dixon Technologies India Ltd.	305	57,260
DLF Ltd.	1,196	11,689
D-Link India Ltd.	1,251	8,452
Dodla Dairy Ltd.	83	1,208
Dolat Algotech Ltd.	889	1,351
Dollar Industries Ltd.	130	802
Doms Industries Ltd.	119	4,232
Dr. Lal PathLabs Ltd.	490	17,433
Dr. Reddy's Laboratories Ltd., ADR	8,400	118,776
Dreamfolks Services Ltd.	25	126
Dredging Corp. of India Ltd.(1)	74	800
eClerx Services Ltd.	612	25,364
Edelweiss Financial Services Ltd.	20,771	30,338
Eicher Motors Ltd.	649	37,161
EID Parry India Ltd.(1)	2,956	30,085
EIH Ltd.	713	3,206
Elecon Engineering Co. Ltd.	2,045	14,180
Electrosteel Castings Ltd.	5,906	10,701
Emami Ltd.	4,030	32,708
Endurance Technologies Ltd.	610	16,991
Engineers India Ltd.	736	1,761
Entertainment Network India Ltd.	75	162
Epack Durable Ltd.(1)	2,649	12,896
Epigral Ltd.	583	14,403
EPL Ltd.	4,927	14,985
Equinox India Developments Ltd.(1)	10,261	16,687
Equitas Small Finance Bank Ltd.	1,174	869
Escorts Kubota Ltd.	338	14,245
Eveready Industries India Ltd.	1,869	8,623
Everest Kanto Cylinder Ltd.	362	896
Exide Industries Ltd.	2,421	12,999
FDC Ltd.	250	1,518
Federal Bank Ltd.	33,954	84,926
Federal-Mogul Goetze India Ltd.(1)	249	1,178
FIEM Industries Ltd.	134	2,431
Filatex India Ltd.	2,760	2,206
Fine Organic Industries Ltd.	236	14,547
Fineotex Chemical Ltd.	354	1,480
Finolex Cables Ltd.	960	13,087
Finolex Industries Ltd.	1,222	3,897
Firstsource Solutions Ltd.	1,238	5,397
Five-Star Business Finance Ltd.(1)	6,244	48,584
Force Motors Ltd.	19	1,553
Fortis Healthcare Ltd.	9,349	73,140
G R Infraprojects Ltd.(1)	894	17,370

Gabriel India Ltd.	1,819	9,571
GAIL India Ltd.	5,461	12,946
Galaxy Surfactants Ltd.	351	11,685
Ganesh Benzoplast Ltd.(1)	69	113
Ganesh Housing Corp. Ltd.	90	1,351
Ganesha Ecosphere Ltd.	67	1,907
Garware Hi-Tech Films Ltd.	344	20,129
Garware Technical Fibres Ltd.	99	5,458
Gateway Distriparks Ltd.	2,290	2,245
GE Vernova T&D India Ltd.	625	13,026
Gensol Engineering Ltd.(1)	53	503
Geojit Financial Services Ltd.	1,385	1,953
GHCL Ltd.	2,431	17,342
GIC Housing Finance Ltd.	281	726
Gillette India Ltd.	39	4,537
Gland Pharma Ltd.	68	1,403
GlaxoSmithKline Pharmaceuticals Ltd.	453	13,130
Glenmark Life Sciences Ltd.(1)	1,042	13,386
Glenmark Pharmaceuticals Ltd.	3,894	70,560
Global Health Ltd.(1)	364	4,639
Globus Spirits Ltd.	638	6,691
GMM Pfaudler Ltd.	1,023	14,820
GMR Airports Infrastructure Ltd.(1)	16,539	16,344
GMR Power & Urban Infra Ltd.(1)	851	1,163
Go Fashion India Ltd.(1)	798	10,611
Godawari Power & Ispat Ltd.	8,515	19,074
Godrej Agrovet Ltd.	1,423	12,675
Godrej Consumer Products Ltd.	1,565	23,129
Godrej Industries Ltd.(1)	192	2,451
Godrej Properties Ltd.(1)	464	15,297
Gokaldas Exports Ltd.(1)	1,944	22,223
Gokul Agro Resources Ltd.(1)	673	2,702
Goldiam International Ltd.	2,276	8,588
Goodluck India Ltd.	13	152
Granules India Ltd.	1,668	11,555
Graphite India Ltd.	342	2,116
Grasim Industries Ltd.	2,182	67,444
Gravita India Ltd.	66	1,705
Great Eastern Shipping Co. Ltd.	3,326	43,399
Greaves Cotton Ltd.	4,741	10,523
Greenpanel Industries Ltd.	191	787
Greenply Industries Ltd.	2,855	11,469
Grindwell Norton Ltd.	552	13,759
GTL Infrastructure Ltd.(1)	36,359	907
Gujarat Alkalies & Chemicals Ltd.	70	652
Gujarat Ambuja Exports Ltd.	224	330
Gujarat Fluorochemicals Ltd.	37	1,738
Gujarat Gas Ltd.	896	5,094
Gujarat Industries Power Co. Ltd.	573	1,441
Gujarat Mineral Development Corp. Ltd.	537	2,200
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,183	8,976
Gujarat Pipavav Port Ltd.	5,645	12,581
Gujarat State Fertilizers & Chemicals Ltd.	4,968	13,221
Gujarat State Petronet Ltd.	12,751	53,608
Gulf Oil Lubricants India Ltd.	825	10,822

Happiest Minds Technologies Ltd.	52	447
Happy Forgings Ltd.	290	3,776
Harsha Engineers Ltd.	132	789
Hathway Cable & Datacom Ltd.(1)	3,059	627
Havells India Ltd.	1,585	32,281
HCL Technologies Ltd.	9,241	202,745
HDFC Asset Management Co. Ltd.	1,136	56,659
HDFC Bank Ltd.	24,000	512,154
HDFC Life Insurance Co. Ltd.	3,143	24,522
HealthCare Global Enterprises Ltd.(1)	1,988	11,827
HEG Ltd.	505	2,650
HeidelbergCement India Ltd.	3,966	10,233
Hercules Hoists Ltd.	27	71
Heritage Foods Ltd.	1,273	7,398
Hero MotoCorp Ltd.	1,788	100,987
HFCL Ltd.	2,306	3,537
HG Infra Engineering Ltd.	840	13,276
Hikal Ltd.	366	1,788
Himatsingka Seide Ltd.	75	161
Hindalco Industries Ltd.	18,367	143,059
Hindustan Aeronautics Ltd.	2,149	114,264
Hindustan Construction Co. Ltd.(1)	3,336	1,697
Hindustan Copper Ltd.	1,733	5,683
Hindustan Oil Exploration Co. Ltd.(1)	1,213	2,751
Hindustan Petroleum Corp. Ltd.	22,505	102,439
Hindustan Unilever Ltd.	4,309	127,419
Hitachi Energy India Ltd.	156	22,190
Hi-Tech Gears Ltd.	18	176
HI-Tech Pipes Ltd.	1,077	2,103
HLV Ltd.(1)	511	117
Home First Finance Co. India Ltd.	634	7,913
Housing & Urban Development Corp. Ltd.	1,288	3,653
HPL Electric & Power Ltd.	114	749
Ice Make Refrigeration Ltd.	60	566
ICICI Bank Ltd., ADR	9,131	278,952
ICICI Lombard General Insurance Co. Ltd.	1,091	24,063
ICICI Prudential Life Insurance Co. Ltd.	1,607	13,329
ICICI Securities Ltd.	914	9,452
IDFC First Bank Ltd.(1)	22,229	16,893
IFCI Ltd.(1)	3,416	2,591
IIFL Finance Ltd.	9,625	48,066
IIFL Securities Ltd.	5,048	19,590
Indef Manufacturing Ltd.(1)	27	155
India Cements Ltd.(1)	4,039	17,542
India Glycols Ltd.	696	10,539
IndiaMart InterMesh Ltd.	453	12,591
Indian Energy Exchange Ltd.	12,331	25,793
Indian Hotels Co. Ltd.	4,722	44,460
Indian Hume Pipe Co. Ltd.	113	552
Indian Metals & Ferro Alloys Ltd.	175	1,750
Indian Oil Corp. Ltd.	27,610	45,488
Indian Railway Catering & Tourism Corp. Ltd.	919	8,907
Indian Renewable Energy Development Agency Ltd.(1)	7,383	18,027
Indo Count Industries Ltd.	1,091	4,203
Indraprastha Gas Ltd.	520	2,019

Indraprastha Medical Corp. Ltd.	2,692	14,686
Indus Towers Ltd.(1)	17,051	70,746
IndusInd Bank Ltd.	1,055	12,461
Infibeam Avenues Ltd.	3,547	1,140
Info Edge India Ltd.	484	47,383
Infosys Ltd., ADR(2)	23,652	522,000
Ingersoll Rand India Ltd.	55	2,943
Inox Green Energy Services Ltd.(1)	515	908
INOX India Ltd.(1)	189	2,547
Intellect Design Arena Ltd.	93	792
InterGlobe Aviation Ltd.(1)	1,119	58,132
ION Exchange India Ltd.	185	1,453
Ipca Laboratories Ltd.	1,077	19,705
IRB Infrastructure Developers Ltd.	39,839	25,289
IRCON International Ltd.	1,189	2,962
ISGEC Heavy Engineering Ltd.	1,090	18,551
ITD Cementation India Ltd.	3,355	20,810
J Kumar Infraprojects Ltd.	473	4,229
Jagran Prakashan Ltd.	285	284
Jai Balaji Industries Ltd.(1)	800	8,633
Jai Corp. Ltd.	51	222
Jain Irrigation Systems Ltd.(1)	3,374	2,893
Jaiprakash Associates Ltd.(1)	1,112	78
Jaiprakash Power Ventures Ltd.(1)	77,205	16,894
Jammu & Kashmir Bank Ltd.	5,910	6,838
Jamna Auto Industries Ltd.	3,126	3,825
JB Chemicals & Pharmaceuticals Ltd.	819	16,858
JBM Auto Ltd.	80	1,488
Jindal Saw Ltd.	7,106	25,949
Jindal Stainless Ltd.	2,935	23,791
Jindal Steel & Power Ltd.	3,232	34,797
Jindal Worldwide Ltd.	101	381
Jio Financial Services Ltd.(1)	31,089	121,219
JK Cement Ltd.	505	25,632
JK Lakshmi Cement Ltd.	196	1,813
JK Paper Ltd.	3,241	16,281
JK Tyre & Industries Ltd.	1,126	5,114
JM Financial Ltd.	13,888	22,478
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	428	9,494
JSW Energy Ltd.	3,024	23,498
JSW Steel Ltd.	6,788	77,879
JTEKT India Ltd.	84	173
Jubilant Foodworks Ltd.	4,325	33,058
Jubilant Ingrevia Ltd.	974	9,067
Jubilant Pharmova Ltd.	1,047	15,343
Jupiter Life Line Hospitals Ltd.	629	11,275
Just Dial Ltd.(1)	871	11,429
Jyothy Labs Ltd.	103	513
Jyoti Structures Ltd.(1)	6,145	2,139
Kajaria Ceramics Ltd.	1,113	15,942
Kalpataru Projects International Ltd.	2,339	31,678
Kalyan Jewellers India Ltd.	2,461	21,161
Kalyani Steels Ltd.	44	471
Kamdhenu Ltd.	215	1,260
Kansai Nerolac Paints Ltd.	3,233	10,772

Karnataka Bank Ltd.	5,267	13,251
Karur Vysya Bank Ltd.	12,270	34,453
Kaveri Seed Co. Ltd.	1,055	10,824
KCP Ltd.	3,844	11,280
KEC International Ltd.	3,417	42,792
KEI Industries Ltd.	504	25,820
Kfin Technologies Ltd.	381	5,266
Kiri Industries Ltd.(1)	140	935
Kirloskar Brothers Ltd.	327	8,837
Kirloskar Ferrous Industries Ltd.	219	1,557
Kirloskar Industries Ltd.	16	910
Kirloskar Oil Engines Ltd.	1,598	21,269
Kirloskar Pneumatic Co. Ltd.	171	3,583
Kitex Garments Ltd.	130	1,146
KNR Constructions Ltd.	5,285	20,482
Kopran Ltd.	121	312
Kotak Mahindra Bank Ltd.	6,360	133,246
KPI Green Energy Ltd.	436	4,094
KPIT Technologies Ltd.	1,581	25,680
KPR Mill Ltd.	285	3,308
Krishna Institute of Medical Sciences Ltd.(1)	3,189	22,250
L&T Finance Ltd.	15,573	26,345
Larsen & Toubro Ltd.	4,969	219,535
Laurus Labs Ltd.	1,319	8,874
Laxmi Organic Industries Ltd.	2,953	9,216
Lemon Tree Hotels Ltd.(1)	1,469	2,277
LG Balakrishnan & Bros Ltd.	650	9,971
LIC Housing Finance Ltd.	8,743	66,298
Likhitha Infrastructure Ltd.	178	763
Lincoln Pharmaceuticals Ltd.	32	240
Lloyds Metals & Energy Ltd.	2,222	27,434
LMW Ltd.	17	3,276
LT Foods Ltd.	2,978	14,033
LTIMindtree Ltd.	849	62,194
Lupin Ltd.	2,685	65,241
LUX Industries Ltd.	62	1,413
Macrotech Developers Ltd.	1,506	22,389
Mahanagar Gas Ltd.	1,434	20,267
Maharashtra Scooters Ltd.	69	7,696
Maharashtra Seamless Ltd.	182	1,388
Mahindra & Mahindra Financial Services Ltd.	8,657	28,091
Mahindra & Mahindra Ltd.	7,078	249,334
Mahindra Holidays & Resorts India Ltd.(1)	649	2,846
Mahindra Lifespace Developers Ltd.	246	1,443
Mahindra Logistics Ltd.	387	1,755
Maithan Alloys Ltd.	111	1,403
Man Industries India Ltd.(1)	179	662
Man Infraconstruction Ltd.	446	1,239
Manali Petrochemicals Ltd.	1,002	743
Manappuram Finance Ltd.	18,193	33,762
Mangalam Cement Ltd.	267	2,795
Mankind Pharma Ltd.(1)	715	21,718
Marico Ltd.	4,725	36,129
Marksans Pharma Ltd.	3,171	12,913
Maruti Suzuki India Ltd.	613	80,534

MAS Financial Services Ltd.	121	398
Max Financial Services Ltd.(1)	3,474	46,721
Max Healthcare Institute Ltd.	2,945	34,223
Mayur Uniquoters Ltd.	128	906
Medi Assist Healthcare Services Ltd.	248	1,759
Medplus Health Services Ltd.(1)	818	7,584
Meghmani Organics Ltd.(1)	493	568
Metropolis Healthcare Ltd.(1)	125	3,176
Minda Corp. Ltd.	867	5,101
Mishra Dhatu Nigam Ltd.	107	440
MM Forgings Ltd.	264	1,566
MOIL Ltd.	545	2,045
Mold-Tek Packaging Ltd.	38	310
Morepen Laboratories Ltd.(1)	818	767
Motherson Sumi Wiring India Ltd.	24,275	18,444
Motilal Oswal Financial Services Ltd.	4,145	45,246
Mphasis Ltd.	1,750	61,876
MRF Ltd.	34	50,482
Mrs Bectors Food Specialities Ltd.	709	15,231
MSP Steel & Power Ltd.(1)	13,616	7,343
MSTC Ltd.	28	240
Muthoot Finance Ltd.	2,293	52,167
Narayana Hrudayalaya Ltd.	1,313	19,733
Natco Pharma Ltd.	2,097	34,194
National Aluminium Co. Ltd.	10,789	31,032
National Fertilizers Ltd.	255	371
Nava Ltd.	2,595	32,644
Navin Fluorine International Ltd.	555	23,110
Navkar Corp. Ltd.(1)	247	438
NCC Ltd.	14,027	51,635
NELCO Ltd.	58	716
NESCO Ltd.	1,046	13,084
Nestle India Ltd.	789	20,886
Netweb Technologies India Ltd.	89	2,909
Network18 Media & Investments Ltd.(1)	305	285
Neuland Laboratories Ltd.	171	33,908
NHPC Ltd.	24,677	23,903
NIIT Learning Systems Ltd.	470	2,615
NIIT Ltd.	115	305
Nippon Life India Asset Management Ltd.	2,747	22,348
NLC India Ltd.	4,907	15,104
NMDC Ltd.	17,686	48,366
NMDC Steel Ltd.(1)	8,124	4,438
NOCIL Ltd.	431	1,348
NTPC Ltd.	42,100	181,790
Nuvama Wealth Management Ltd.	234	18,211
Nuvoco Vistas Corp. Ltd.(1)	2,585	10,754
Odigma Consultancy Solutions(1)	39	42
Oil & Natural Gas Corp. Ltd.	34,926	106,424
Oil India Ltd.	12,586	73,306
One 97 Communications Ltd.(1)	3,313	35,526
Oracle Financial Services Software Ltd.	253	35,154
Orient Cement Ltd.	4,674	19,015
Orient Electric Ltd.	5,128	14,271
Orient Green Power Co. Ltd.(1)	3,321	691

Orient Paper & Industries Ltd.	1,390	661
Oriental Hotels Ltd.	148	321
Orissa Minerals Development Co. Ltd.(1)	2	186
Page Industries Ltd.	80	42,328
Pakka Ltd.(1)	62	211
Panama Petrochem Ltd.	491	2,017
Paradeep Phosphates Ltd.	13,286	17,525
Parag Milk Foods Ltd.	83	204
Paras Defence & Space Technologies Ltd.(1)	10	128
Patel Engineering Ltd.(1)	4,081	2,578
PB Fintech Ltd.(1)	1,031	23,216
PC Jeweller Ltd.(1)	6,335	12,294
PCBL Ltd.	1,505	7,766
Pearl Global Industries Ltd.	625	8,962
Peninsula Land Ltd.(1)	950	557
Pennar Industries Ltd.(1)	6,374	15,795
Persistent Systems Ltd.	1,001	70,152
Petronet LNG Ltd.	21,715	85,843
Phoenix Mills Ltd.	1,149	22,586
PI Industries Ltd.	993	47,855
Pidilite Industries Ltd.	322	11,688
Piramal Enterprises Ltd.	1,560	21,934
Piramal Pharma Ltd.	6,169	19,658
Pitti Engineering Ltd.	216	3,733
PNB Gilts Ltd.	380	527
PNB Housing Finance Ltd.(1)	1,989	21,038
PNC Infratech Ltd.	3,381	11,890
Pokarna Ltd.	198	2,508
Poly Medicure Ltd.	73	2,408
Polycab India Ltd.	269	23,291
Polyplex Corp. Ltd.	520	7,923
Pondy Oxides & Chemicals Ltd.	822	8,573
Poonawalla Fincorp Ltd.	199	837
Power Finance Corp. Ltd.	22,607	132,772
Power Grid Corp. of India Ltd.	50,694	197,921
Power Mech Projects Ltd.	396	13,310
Praj Industries Ltd.	179	1,751
Prakash Industries Ltd.	5,170	10,299
Prakash Pipes Ltd.	227	1,380
Prestige Estates Projects Ltd.	777	15,236
Pricol Ltd.(1)	2,566	14,739
Prince Pipes & Fittings Ltd.	1,131	5,724
Procter & Gamble Health Ltd.	19	1,165
Prudent Corporate Advisory Services Ltd.	349	12,591
PTC India Ltd.	8,618	17,780
Punjab National Bank	4,223	5,268
Puravankara Ltd.	355	1,599
Quess Corp. Ltd.	1,651	13,808
Quick Heal Technologies Ltd.	24	177
Rail Vikas Nigam Ltd.	3,656	18,937
Railtel Corp. of India Ltd.	3,227	15,702
Rain Industries Ltd.	2,868	5,238
Rainbow Children's Medicare Ltd.	1,376	25,883
Rajesh Exports Ltd.(1)	2,857	8,061
Rallis India Ltd.	786	3,099

Ramco Cements Ltd.	2,014	24,237
Ramkrishna Forgings Ltd.	1,364	15,648
Ramky Infrastructure Ltd.(1)	1,251	9,184
Rane Holdings Ltd.	402	8,632
Rashtriya Chemicals & Fertilizers Ltd.	851	1,811
Ratnamani Metals & Tubes Ltd.	301	12,248
RattanIndia Power Ltd.(1)	7,720	1,221
Raymond Lifestyle Ltd.(1)	120	2,907
Raymond Ltd.	603	11,746
RBL Bank Ltd.	3,818	7,025
REC Ltd.	20,846	131,750
Redington Ltd.	10,143	23,754
Redtape Ltd.(1)	190	1,841
Refex Industries Ltd.	415	2,562
Relaxo Footwears Ltd.	20	159
Reliance Industrial Infrastructure Ltd.	8	112
Reliance Industries Ltd., GDR(2)	7,383	445,172
Reliance Infrastructure Ltd.(1)	573	1,899
Reliance Power Ltd.(1)	54,905	25,188
Religare Enterprises Ltd.(1)	316	939
Repco Home Finance Ltd.	2,112	12,379
Restaurant Brands Asia Ltd.(1)	11,917	12,250
Rico Auto Industries Ltd.	889	962
RITES Ltd.	1,208	4,084
Rolex Rings Ltd.(1)	403	9,681
Rossari Biotech Ltd.	888	8,618
Roto Pumps Ltd.	206	631
RPG Life Sciences Ltd.	380	9,984
RR Kabel Ltd.	135	2,304
Rupa & Co. Ltd.	148	455
Safari Industries India Ltd.	394	12,097
Salzer Electronics Ltd.	65	863
SAMHI Hotels Ltd.(1)	102	222
Sammaan Capital Ltd.	7,392	14,735
Samvardhana Motherson International Ltd.	48,729	94,132
Sandhar Technologies Ltd.	290	1,811
Sandur Manganese & Iron Ores Ltd.	61	365
Sanghvi Movers Ltd.	434	1,704
Sanofi Consumer Healthcare India Ltd.(1)	239	13,649
Sanofi India Ltd.	208	15,752
Sansera Engineering Ltd.	1,450	27,312
Sapphire Foods India Ltd.(1)	3,918	15,163
Sarda Energy & Minerals Ltd.	3,412	18,113
Saregama India Ltd.	319	1,927
Savita Oil Technologies Ltd.	48	284
SBFC Finance Ltd.(1)	1,875	1,935
SBI Cards & Payment Services Ltd.	3,493	28,997
SBI Life Insurance Co. Ltd.	1,575	26,871
Schneider Electric Infrastructure Ltd.(1)	269	2,646
SEAMEC Ltd.(1)	592	9,056
Selan Exploration Technology Ltd.(1)	79	827
Servotech Power Systems Ltd.	4,895	10,407
SH Kelkar & Co. Ltd.	627	2,100
Shaily Engineering Plastics Ltd.	130	2,003
Shakti Pumps India Ltd.	234	2,163

Shankara Building Products Ltd.	14	111
Sharda Cropchem Ltd.	188	1,797
Shilpa Medicare Ltd.(1)	325	3,463
Shipping Corp. of India Ltd.	2,574	7,172
Shivalik Bimetal Controls Ltd.	27	177
Shree Cement Ltd.	39	12,058
Shree Digvijay Cement Co. Ltd.	1,097	1,161
Shriram Finance Ltd.	5,328	190,695
Shriram Pistons & Rings Ltd.	371	9,497
Shyam Metalics & Energy Ltd.	1,527	15,132
Siemens Ltd.	244	21,903
SJS Enterprises Ltd.	211	3,129
SJVN Ltd.	980	1,340
SKF India Ltd.	408	24,218
Skipper Ltd.	493	3,389
SMC Global Securities Ltd.	887	1,609
SML ISUZU Ltd.	56	1,099
SMS Pharmaceuticals Ltd.	62	192
Snowman Logistics Ltd.	348	304
Sobha Ltd.	201	3,977
Sobha Ltd.	25	218
Solar Industries India Ltd.	228	28,914
Solara Active Pharma Sciences Ltd.(1)	115	1,160
Somany Ceramics Ltd.	146	1,203
Sona Blw Precision Forgings Ltd.	3,069	24,464
Sonata Software Ltd.	379	2,813
South Indian Bank Ltd.	15,308	4,412
Southern Petrochemical Industries Corp. Ltd.	251	231
Spandana Sphoorty Financial Ltd.(1)	39	184
SRF Ltd.	237	6,361
Star Cement Ltd.(1)	790	1,717
Star Health & Allied Insurance Co. Ltd.(1)	204	1,137
State Bank of India, GDR	1,404	139,777
Sterling & Wilson Renewable(1)	220	1,269
Sterlite Technologies Ltd.(1)	290	406
Stove Kraft Ltd.	101	986
Strides Pharma Science Ltd.	1,876	36,385
Stylam Industries Ltd.(1)	376	11,253
Subros Ltd.	150	1,115
Sudarshan Chemical Industries Ltd.	606	7,675
Sula Vineyards Ltd.	429	2,202
Sumitomo Chemical India Ltd.	449	2,936
Sun Pharmaceutical Industries Ltd.	5,087	107,372
Sun TV Network Ltd.	2,103	18,915
Sundaram Finance Holdings Ltd.	2,118	7,899
Sundaram Finance Ltd.	380	17,895
Sundram Fasteners Ltd.	949	12,961
Sunflag Iron & Steel Co. Ltd.(1)	3,823	9,711
Sunteck Realty Ltd.	205	1,253
Suprajit Engineering Ltd.	1,580	8,694
Supreme Industries Ltd.	799	44,034
Supreme Petrochem Ltd.	2,069	17,531
Supriya Lifescience Ltd.	1,515	13,945
Suraj Estate Developers Ltd.	124	960
Surya Roshni Ltd.	1,429	9,697

Suryoday Small Finance Bank Ltd.(1)	516	855
Suven Pharmaceuticals Ltd.(1)	885	13,678
Suzlon Energy Ltd.(1)	57,382	43,009
Swaraj Engines Ltd.	94	3,500
Swelect Energy Systems Ltd.	70	870
Symphony Ltd.	66	1,053
Syngene International Ltd.	3,467	38,658
TAJGVK Hotels & Resorts Ltd.	52	213
Talbros Automotive Components Ltd.	46	175
Tanla Platforms Ltd.	1,136	9,468
TARC Ltd.(1)	262	684
Tata Chemicals Ltd.	1,546	20,384
Tata Communications Ltd.	1,305	27,168
Tata Consultancy Services Ltd.	5,609	284,107
Tata Consumer Products Ltd.	1,436	16,333
Tata Elxsi Ltd.	312	24,685
Tata Investment Corp. Ltd.	81	6,380
Tata Motors Ltd.	18,980	177,411
Tata Power Co. Ltd.	4,733	23,280
Tata Steel Ltd.	87,679	150,458
TD Power Systems Ltd.	539	2,791
TeamLease Services Ltd.(1)	303	10,405
Tech Mahindra Ltd.	5,712	116,060
Techno Electric & Engineering Co. Ltd.	182	3,187
Technocraft Industries India Ltd.(1)	300	9,093
Tega Industries Ltd.	454	9,252
Texmaco Infrastructure & Holdings Ltd.	112	168
Thanga Mayil Jewellery Ltd.	358	8,419
Thermax Ltd.	64	3,485
Thirumalai Chemicals Ltd.	620	2,762
Thomas Cook India Ltd.	5,073	12,523
Thyrocare Technologies Ltd.	43	510
Time Technoplast Ltd.	1,131	6,036
Timken India Ltd.	133	5,326
Tips Music Ltd.	1,557	15,864
Titan Co. Ltd.	816	31,478
Torrent Pharmaceuticals Ltd.	1,115	43,931
Torrent Power Ltd.	1,973	35,354
Tourism Finance Corp. of India Ltd.	842	1,800
TransIndia Real Estate Ltd.	390	173
Trent Ltd.	837	67,463
Trident Ltd.	15,402	6,211
Triveni Engineering & Industries Ltd.	2,696	12,787
Triveni Turbine Ltd.	1,994	18,219
TTK Prestige Ltd.	78	781
Tube Investments of India Ltd.	631	26,856
TVS Holdings Ltd.	27	3,778
TVS Motor Co. Ltd.	788	22,767
Uflex Ltd.	1,039	6,599
Ugro Capital Ltd.(1)	604	1,766
Ujjivan Small Finance Bank Ltd.	3,845	1,626
UltraTech Cement Ltd.	617	81,952
Union Bank of India Ltd.	8,392	12,130
Unitech Ltd.(1)	2,523	271
United Spirits Ltd.	2,349	42,597

UNO Minda Ltd.	1,406	17,557
UPL Ltd.	12,154	78,575
Usha Martin Ltd.	749	3,374
UTI Asset Management Co. Ltd.	1,126	17,345
Utkarsh Small Finance Bank Ltd.	4,851	2,068
VA Tech Wabag Ltd.(1)	532	11,324
Vaibhav Global Ltd.	46	154
Valor Estate Ltd.(1)	418	859
Vardhman Textiles Ltd.	1,442	8,137
Varroc Engineering Ltd.(1)	1,475	9,090
Varun Beverages Ltd.	6,693	49,206
Vascon Engineers Ltd.(1)	223	147
Vedant Fashions Ltd.	654	11,126
Vedanta Ltd.	18,254	98,227
Veedol Corporation Ltd.	14	309
Venky's India Ltd.	20	416
Vesuvius India Ltd.	35	2,229
V-Guard Industries Ltd.	2,855	14,110
Vijaya Diagnostic Centre Ltd.	1,263	17,461
Vinati Organics Ltd.	244	5,394
Vindhya Telelinks Ltd.	15	350
VIP Industries Ltd.	1,707	10,401
Vishnu Chemicals Ltd.	120	568
V-Mart Retail Ltd.(1)	377	17,708
Vodafone Idea Ltd.(1)	116,189	11,536
Voltamp Transformers Ltd.	36	4,339
Voltas Ltd.	971	19,100
VST Tillers Tractors Ltd.	9	512
Waaree Renewable Technologies Ltd.	204	3,567
Welspun Corp. Ltd.	2,558	23,519
Welspun Enterprises Ltd.	906	5,725
Welspun Living Ltd.	1,394	2,524
West Coast Paper Mills Ltd.	1,409	9,589
Westlife Foodworld Ltd.(1)	1,504	13,509
Wheels India Ltd.	142	1,217
Whirlpool of India Ltd.	593	13,008
Windlas Biotech Ltd.	35	453
Wipro Ltd., ADR(2)	8,553	59,785
Wockhardt Ltd.(1)	1,196	19,918
Wonderla Holidays Ltd.	125	1,230
Xchanging Solutions Ltd.	85	111
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	110	777
Yes Bank Ltd.(1)	64,679	15,313
Yuken India Ltd.	93	1,162
Zen Technologies Ltd.	58	1,308
Zensar Technologies Ltd.	2,626	23,693
ZF Commercial Vehicle Control Systems India Ltd.	12	1,775
Zomato Ltd.(1)	23,223	77,284
Zuari Industries Ltd.	46	179
Zydus Lifesciences Ltd.	1,362	15,605
		16,255,207
Indonesia — 3.0%
ABM Investama Tbk. PT	34,700	7,660
Adaro Minerals Indonesia Tbk. PT(1)	226,900	17,539
AKR Corporindo Tbk. PT	270,400	21,005

Alam Sutera Realty Tbk. PT(1)	598,500	5,893
Alamtri Resources Indonesia Tbk. PT	412,500	54,128
Amman Mineral Internasional PT(1)	51,600	29,332
Aneka Tambang Tbk. PT	225,000	20,350
Aspirasi Hidup Indonesia Tbk. PT	205,700	10,009
Astra International Tbk. PT	304,900	98,228
Astra Otoparts Tbk. PT	65,000	9,486
Bank BTPN Syariah Tbk. PT	111,400	6,396
Bank Central Asia Tbk. PT	277,900	175,483
Bank Jago Tbk. PT(1)	6,000	1,001
Bank Mandiri Persero Tbk. PT	516,600	200,863
Bank Negara Indonesia Persero Tbk. PT	234,000	73,643
Bank Pan Indonesia Tbk. PT(1)	107,000	12,023
Bank Rakyat Indonesia Persero Tbk. PT	515,300	138,819
Bank Tabungan Negara Persero Tbk. PT	155,400	12,612
Barito Pacific Tbk. PT	90,622	4,895
BFI Finance Indonesia Tbk. PT	228,700	13,427
Bukalapak.com Tbk. PT(1)	54,700	422
Bukit Asam Tbk. PT	130,300	22,210
Bumi Resources Minerals Tbk. PT(1)	1,118,000	29,216
Bumi Resources Tbk. PT(1)	1,335,600	12,392
Bumi Serpong Damai Tbk. PT(1)	199,800	12,602
Chandra Asri Pacific Tbk. PT	25,900	11,360
Charoen Pokphand Indonesia Tbk. PT	50,400	14,852
Ciputra Development Tbk. PT	241,300	16,318
Cisarua Mountain Dairy Tbk. PT	29,200	10,327
Darma Henwa Tbk. PT(1)	1,397,400	9,348
Delta Dunia Makmur Tbk. PT	360,400	15,711
Dharma Satya Nusantara Tbk. PT	388,300	27,801
Elang Mahkota Teknologi Tbk. PT	226,900	6,966
Erajaya Swasembada Tbk. PT	386,600	10,112
ESSA Industries Indonesia Tbk. PT	343,800	17,813
Gajah Tunggal Tbk. PT	146,400	10,493
Global Mediacom Tbk. PT(1)	51,100	635
Harum Energy Tbk. PT(1)	86,600	5,961
Indah Kiat Pulp & Paper Tbk. PT	56,200	25,744
Indika Energy Tbk. PT	96,300	8,538
Indo Tambangraya Megah Tbk. PT	13,300	22,352
Indocement Tunggal Prakarsa Tbk. PT	2,500	1,080
Indofood CBP Sukses Makmur Tbk. PT	11,100	8,340
Indofood Sukses Makmur Tbk. PT	20,200	9,627
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	164,500	5,969
Japfa Comfeed Indonesia Tbk. PT	225,100	24,315
Jasa Marga Persero Tbk. PT	48,800	13,704
Kalbe Farma Tbk. PT	138,700	13,129
Kawasan Industri Jababeka Tbk. PT(1)	731,500	9,003
Map Aktif Adiperkasa PT	373,600	25,932
Mark Dynamics Indonesia Tbk. PT	10,900	698
Medco Energi Internasional Tbk. PT	252,700	17,401
Media Nusantara Citra Tbk. PT(1)	272,300	5,157
Medikaloka Hermina Tbk. PT	285,900	27,510
Merdeka Copper Gold Tbk. PT(1)	40,300	4,700
Midi Utama Indonesia Tbk. PT	61,400	1,606
Mitra Adiperkasa Tbk. PT	366,700	36,443
Mitra Keluarga Karyasehat Tbk. PT	39,700	6,463

Mitra Pinasthika Mustika Tbk. PT	16,800	1,049
Pabrik Kertas Tjiwi Kimia Tbk. PT	41,400	16,598
Pakuwon Jati Tbk. PT	524,900	13,843
Panin Financial Tbk. PT(1)	372,900	10,121
Perusahaan Gas Negara Tbk. PT	160,500	15,418
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	149,800	10,306
Petrindo Jaya Kreasi Tbk. PT(1)	1,900	803
Petrosea Tbk. PT	9,300	11,579
Rukun Raharja Tbk. PT	68,400	9,065
Sarana Menara Nusantara Tbk. PT	364,000	16,209
Semen Indonesia Persero Tbk. PT	105,700	23,355
Siloam International Hospitals Tbk. PT	82,900	16,491
Sumber Alfaria Trijaya Tbk. PT	261,200	46,951
Summarecon Agung Tbk. PT	333,500	11,271
Surya Semesta Internusa Tbk. PT	128,500	7,741
Telkom Indonesia Persero Tbk. PT, ADR	4,899	83,675
Tempo Scan Pacific Tbk. PT	55,300	8,796
Timah Tbk. PT(1)	106,600	7,565
Transcoal Pacific Tbk. PT	700	337
Triputra Agro Persada PT	246,900	12,622
Unilever Indonesia Tbk. PT	114,100	13,439
United Tractors Tbk. PT	42,100	71,118
Vale Indonesia Tbk. PT(1)	40,600	9,243
XL Axiata Tbk. PT	169,600	23,793
		1,856,430
Malaysia — 2.9%
Aeon Co. M Bhd.	40,300	13,611
AFFIN Bank Bhd.	24,100	15,789
AirAsia X Bhd.(1)	22,100	9,549
Alliance Bank Malaysia Bhd.	30,100	33,261
AMMB Holdings Bhd.	59,100	71,672
Axiata Group Bhd.	37,700	19,867
Bank Islam Malaysia Bhd.	23,400	14,160
Berjaya Corp. Bhd.(1)	205,500	13,913
Bermaz Auto Bhd.	31,700	14,471
Bumi Armada Bhd.(1)	21,500	2,760
Bursa Malaysia Bhd.	18,100	36,087
Cahya Mata Sarawak Bhd.	43,200	11,688
Carlsberg Brewery Malaysia Bhd.	3,300	15,524
CCK Consolidated Holdings Bhd.	5,300	1,872
CELCOMDIGI Bhd.	3,700	2,982
CIMB Group Holdings Bhd.	92,000	170,741
CTOS Digital Bhd.	1,800	515
Dagang NeXchange Bhd.(1)	33,800	2,632
Datasonic Group Bhd.	15,700	1,414
Dayang Enterprise Holdings Bhd.	11,300	5,288
Dialog Group Bhd.	6,200	2,583
Dufu Technology Corp. Bhd.	2,400	937
DXN Holdings Bhd.	7,400	808
Eastern & Oriental Bhd.(1)	14,000	3,095
Eco World Development Group Bhd.	5,200	2,213
Econpile Holdings Bhd.(1)	1,000	97
Ekovest Bhd.(1)	2,100	168
Farm Fresh Bhd.	3,500	1,473
Fraser & Neave Holdings Bhd.	2,000	12,426

Frontken Corp. Bhd.	15,700	14,169
Gamuda Bhd.	13,100	26,287
Genting Bhd.	27,800	23,411
Genting Malaysia Bhd.	38,100	18,528
Greatech Technology Bhd.(1)	2,800	1,299
Hartalega Holdings Bhd.	2,300	1,823
Heineken Malaysia Bhd.	3,100	16,742
Hiap Teck Venture Bhd.	14,000	1,057
Hibiscus Petroleum Bhd.	7,600	3,470
Hong Leong Bank Bhd.	6,000	27,930
Hup Seng Industries Bhd.	3,700	1,058
IHH Healthcare Bhd.	12,600	20,582
IJM Corp. Bhd.	45,300	30,433
Inari Amertron Bhd.	18,300	11,388
IOI Corp. Bhd.	13,000	11,123
IOI Properties Group Bhd.	31,500	14,338
Iskandar Waterfront City Bhd.(1)	14,500	1,800
ITMAX SYSTEM Bhd.	2,000	1,669
Jaya Tiasa Holdings Bhd.	52,500	15,734
Kelington Group Bhd.	20,100	15,810
Kossan Rubber Industries Bhd.	3,300	1,845
KPJ Healthcare Bhd.	23,500	13,186
KSL Holdings Bhd.(1)	6,400	2,544
Kuala Lumpur Kepong Bhd.	2,500	11,749
LBS Bina Group Bhd.	14,600	1,792
Mah Sing Group Bhd.	71,500	27,096
Malakoff Corp. Bhd.	97,100	17,366
Malayan Banking Bhd.	42,100	96,606
Malayan Cement Bhd.	500	541
Malayan Flour Mills Bhd.	16,800	2,026
Malaysia Airports Holdings Bhd.	15,500	36,969
Malaysian Pacific Industries Bhd.	300	1,614
Malaysian Resources Corp. Bhd.	25,500	3,018
Matrix Concepts Holdings Bhd.	28,900	14,960
Maxis Bhd.	15,100	11,795
MBSB Bhd.	80,100	13,432
Mi Technovation Bhd.	400	190
MISC Bhd.	10,300	16,809
Mr. DIY Group M Bhd.	49,200	20,070
My EG Services Bhd.	123,500	24,083
Naim Holdings Bhd.(1)	2,800	700
Nationgate Holdings Bhd.	21,600	10,527
Nestle Malaysia Bhd.	300	6,529
OSK Holdings Bhd.	4,500	1,640
PA Resources Bhd.	2,100	133
Pecca Group Bhd.	4,300	1,325
Pentamaster Corp. Bhd.	2,400	1,812
Perdana Petroleum Bhd.(1)	4,200	251
Petronas Chemicals Group Bhd.	1,200	1,258
Petronas Dagangan Bhd.	4,900	21,618
Petronas Gas Bhd.	9,700	38,972
PPB Group Bhd.	6,100	18,018
Press Metal Aluminium Holdings Bhd.	35,500	37,083
Public Bank Bhd.	110,000	110,671
QL Resources Bhd.	25,950	28,465

Ranhill Utilities Bhd.(1)	9,819	3,010
RGB International Bhd.	19,800	1,739
RHB Bank Bhd.	23,900	36,352
SD Guthrie Bhd.	27,500	29,822
Sime Darby Bhd.	27,500	14,119
Sime Darby Property Bhd.	68,400	22,095
SKP Resources Bhd.	21,300	4,703
SP Setia Bhd. Group	24,000	7,198
Sunway Bhd.	10,500	11,477
Supermax Corp. Bhd.(1)	53,400	10,098
Telekom Malaysia Bhd.	16,500	23,616
Tenaga Nasional Bhd.	47,700	146,611
TH Plantations Bhd.	1,700	271
TIME dotCom Bhd.	2,100	2,270
Top Glove Corp. Bhd.(1)	55,100	14,518
TSH Resources Bhd.	42,900	11,584
UEM Sunrise Bhd.	7,400	1,625
Unisem M Bhd.	2,200	1,445
United Plantations Bhd.	2,500	17,030
Velesto Energy Bhd.	83,600	3,010
ViTrox Corp. Bhd.	1,000	739
VS Industry Bhd.	115,200	26,503
VSTECS Bhd.	3,100	2,710
WCT Holdings Bhd.(1)	79,100	14,785
Yinson Holdings Bhd.	39,600	23,176
YTL Corp. Bhd.	26,100	12,244
YTL Power International Bhd.	23,100	17,714
		1,797,404
Mexico — 3.3%
Alfa SAB de CV, Class A	98,790	74,875
Alpek SAB de CV(2)	17,842	12,221
Alsea SAB de CV(2)	8,392	18,606
America Movil SAB de CV, ADR	9,345	138,586
Arca Continental SAB de CV	1,570	13,328
Banco del Bajio SA	31,050	64,877
Bolsa Mexicana de Valores SAB de CV	3,672	5,765
Cemex SAB de CV, ADR	11,238	62,596
Coca-Cola Femsa SAB de CV	7,364	58,868
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	3,713	28,590
Corp. Inmobiliaria Vesta SAB de CV	17,172	40,881
Fomento Economico Mexicano SAB de CV, ADR	924	82,596
GCC SAB de CV	6,750	60,403
Genomma Lab Internacional SAB de CV, Class B	38,322	50,989
Gentera SAB de CV	44,100	55,678
Gruma SAB de CV, B Shares	5,257	89,894
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	722	47,096
Grupo Aeroportuario del Pacifico SAB de CV, ADR	562	105,645
Grupo Aeroportuario del Sureste SAB de CV, ADR	201	52,288
Grupo Bimbo SAB de CV, Series A	9,144	26,879
Grupo Carso SAB de CV, Series A1	3,150	18,870
Grupo Comercial Chedraui SA de CV	8,720	56,641
Grupo Financiero Banorte SAB de CV, Class O	38,250	252,223
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,664	58,462
Grupo Mexico SAB de CV, Series B	28,872	140,643
Grupo Televisa SAB, ADR	20,435	41,074

Industrias Penoles SAB de CV(1)	5,692	82,601
Kimberly-Clark de Mexico SAB de CV, A Shares	20,992	28,148
La Comer SAB de CV(2)	5,764	9,294
Megacable Holdings SAB de CV	44,100	84,669
Nemak SAB de CV(1)(2)	32,022	2,856
Promotora y Operadora de Infraestructura SAB de CV	2,774	26,417
Qualitas Controladora SAB de CV	4,720	35,674
Regional SAB de CV	6,300	35,129
Wal-Mart de Mexico SAB de CV	24,214	64,328
		2,027,690
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	1,051	12,717
Credicorp Ltd.	925	171,560
Intercorp Financial Services, Inc.	1,677	46,537
Southern Copper Corp.	616	61,815
		292,629
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	5,900	3,420
ACEN Corp.	141,000	9,572
Ayala Corp.	2,370	24,758
Ayala Land, Inc.	36,700	17,926
Bank of the Philippine Islands	31,880	69,919
BDO Unibank, Inc.	31,950	84,289
Century Pacific Food, Inc.	27,500	19,692
Converge Information & Communications Technology Solutions, Inc.	121,100	33,886
DigiPlus Interactive Corp.	52,300	19,465
DMCI Holdings, Inc.	76,300	13,880
GT Capital Holdings, Inc.	2,770	30,974
International Container Terminal Services, Inc.	10,100	63,711
JG Summit Holdings, Inc.	29,500	11,108
Jollibee Foods Corp.	6,160	27,128
Manila Electric Co.	3,270	26,719
Manila Water Co., Inc.	7,500	3,282
Megaworld Corp.	411,000	14,308
Metropolitan Bank & Trust Co.	50,230	65,372
PLDT, Inc., ADR	1,119	24,831
Puregold Price Club, Inc.	45,500	23,765
Semirara Mining & Power Corp.	18,400	10,078
SM Investments Corp.	790	11,802
SM Prime Holdings, Inc.	56,100	25,284
Universal Robina Corp.	5,640	7,593
		642,762
Poland — 1.6%
Alior Bank SA	3,512	79,136
Allegro.eu SA(1)	5,167	36,655
Asseco Poland SA	541	12,087
Bank Millennium SA(1)	22,899	47,675
Bank Polska Kasa Opieki SA	2,833	94,695
Budimex SA	186	21,614
CCC SA(1)	1,605	82,262
CD Projekt SA	219	9,031
Cyfrowy Polsat SA(1)	1,749	6,193
Dino Polska SA(1)	361	34,374
Enea SA(1)	8,357	23,855
Eurocash SA	1,771	3,392

Grupa Azoty SA(1)	1,008	4,757
Grupa Kety SA	380	67,850
Jastrzebska Spolka Weglowa SA(1)	419	2,637
KGHM Polska Miedz SA	1,771	55,690
KRUK SA	183	19,050
LPP SA	14	54,115
mBank SA(1)	117	15,327
Orange Polska SA	7,812	14,812
ORLEN SA	5,493	69,108
Pepco Group NV(1)	1,788	7,015
PGE Polska Grupa Energetyczna SA(1)	8,352	13,868
Powszechna Kasa Oszczednosci Bank Polski SA	5,130	70,683
Powszechny Zaklad Ubezpieczen SA	6,056	66,037
Santander Bank Polska SA	238	25,662
Tauron Polska Energia SA(1)	26,627	23,899
XTB SA	2,126	37,087
		998,566
South Africa — 5.7%
Absa Group Ltd.	14,549	139,501
AECI Ltd.	4,881	24,938
African Rainbow Minerals Ltd.	3,084	27,215
Anglo American Platinum Ltd.(2)	236	7,867
Anglogold Ashanti PLC	831	20,861
Aspen Pharmacare Holdings Ltd.	5,191	47,872
Astral Foods Ltd.(1)	850	9,029
AVI Ltd.	10,141	61,966
Barloworld Ltd.	7,654	36,348
Bid Corp. Ltd.	2,395	58,408
Bidvest Group Ltd.	3,908	60,396
Capitec Bank Holdings Ltd.	540	98,008
Clicks Group Ltd.	2,723	59,695
Coronation Fund Managers Ltd.	9,450	21,213
DataTec Ltd.	10,508	25,451
Dis-Chem Pharmacies Ltd.	12,641	26,627
Discovery Ltd.	5,697	61,282
Exxaro Resources Ltd.	4,863	45,081
Famous Brands Ltd.	1,193	4,471
FirstRand Ltd.	46,891	201,192
Fortress Real Estate Investments Ltd., Class B	31,197	34,324
Foschini Group Ltd.	14,501	137,627
Gold Fields Ltd., ADR	8,895	128,889
Grindrod Ltd.	14,479	10,381
Harmony Gold Mining Co. Ltd., ADR	7,933	72,904
Impala Platinum Holdings Ltd.(1)	23,587	134,322
Investec Ltd.	2,217	15,836
Kumba Iron Ore Ltd.	455	8,440
Life Healthcare Group Holdings Ltd.	16,581	15,324
Momentum Group Ltd.	50,384	84,388
Motus Holdings Ltd.	6,137	41,993
Mr. Price Group Ltd.	4,830	77,404
MTN Group Ltd.	29,076	130,470
MultiChoice Group(1)	5,058	30,133
Naspers Ltd., N Shares	666	151,106
Nedbank Group Ltd.	7,654	123,190
NEPI Rockcastle NV(1)	7,184	55,821

Netcare Ltd.	45,079	37,239
Ninety One Ltd.	3,083	6,351
Northam Platinum Holdings Ltd.	13,070	81,537
Old Mutual Ltd.	157,701	111,389
Omnia Holdings Ltd.	10,059	40,787
OUTsurance Group Ltd.	12,023	43,296
Pepkor Holdings Ltd.	11,163	16,576
Pick n Pay Stores Ltd.(1)(2)	7,420	12,449
Reinet Investments SCA	2,110	56,637
Remgro Ltd.	3,764	31,547
Sanlam Ltd.	22,613	110,753
Santam Ltd.	637	13,387
Sappi Ltd.	20,935	58,566
Sasol Ltd., ADR(2)	4,591	23,001
Shoprite Holdings Ltd.	3,678	60,581
Sibanye Stillwater Ltd., ADR(1)	24,359	99,628
SPAR Group Ltd.(1)(2)	6,297	50,400
Standard Bank Group Ltd.	14,305	188,700
Sun International Ltd.	4,850	11,652
Telkom SA SOC Ltd.(1)	11,307	21,406
Thungela Resources Ltd.	3,295	23,492
Tiger Brands Ltd.	1,296	18,231
Truworths International Ltd.	9,452	53,681
Vodacom Group Ltd.	7,307	41,354
We Buy Cars Pty. Ltd.(1)	3,603	9,108
Woolworths Holdings Ltd.	1,284	4,488
		3,516,209
South Korea — 13.7%
Able C&C Co. Ltd.	294	1,501
Aekyung Chemical Co. Ltd.	51	284
Aekyung Industrial Co. Ltd.	136	1,346
Agabang&Company(1)	50	159
Ahnlab, Inc.	19	816
Alteogen, Inc.(1)	59	11,930
Amorepacific Corp.	157	11,797
AMOREPACIFIC Group	91	1,448
Ananti, Inc.(1)	546	2,147
APR Corp.(1)	50	1,772
Asiana Airlines, Inc.(1)	464	3,577
BGF retail Co. Ltd.	296	23,014
BH Co. Ltd.	331	3,896
Binggrae Co. Ltd.	214	11,161
BNK Financial Group, Inc.	6,923	52,525
Boryung	198	1,449
C&C International Corp.(1)	14	402
Celltrion Pharm, Inc.(1)	8	327
Celltrion, Inc.	423	56,962
Cheil Worldwide, Inc.	1,517	19,810
Cheryong Electric Co. Ltd.	361	10,746
Chong Kun Dang Pharmaceutical Corp.	228	15,557
CJ CGV Co. Ltd.(1)	3,512	14,049
CJ CheilJedang Corp.	223	42,285
CJ Corp.	283	19,552
CJ ENM Co. Ltd.(1)	354	16,459
CJ Logistics Corp.	335	19,706

Classys, Inc.	132	4,420
Com2uSCorp	10	351
Cosmax, Inc.	204	19,535
CosmoAM&T Co. Ltd.(1)	32	1,426
Coway Co. Ltd.	1,488	70,513
CS Wind Corp.	584	16,848
Daeduck Electronics Co. Ltd.	911	9,419
Daesang Corp.	944	13,904
Daewoo Engineering & Construction Co. Ltd.(1)	4,463	11,827
Daewoong Co. Ltd.	646	9,839
Daewoong Pharmaceutical Co. Ltd.	130	11,475
Daishin Securities Co. Ltd.	254	3,106
Daou Data Corp.	23	179
Daou Technology, Inc.	73	958
DB HiTek Co. Ltd.	781	17,753
DB Insurance Co. Ltd.	1,290	101,208
Dentium Co. Ltd.	25	1,066
Devsisters Co. Ltd.(1)	4	88
DGB Financial Group, Inc.	3,140	20,004
DI Dong Il Corp.	397	12,095
DL E&C Co. Ltd.	837	20,255
DL Holdings Co. Ltd.	473	11,783
DN Automotive Corp.	25	332
Dong-A Socio Holdings Co. Ltd.	114	8,896
Dong-A ST Co. Ltd.	7	307
Dongjin Semichem Co. Ltd.	402	6,363
DongKook Pharmaceutical Co. Ltd.	58	690
Dongkuk Steel Mill Co. Ltd.	410	2,465
Dongsuh Cos., Inc.	97	1,947
Dongwha Enterprise Co. Ltd.(1)	30	194
Dongwon F&B Co. Ltd.	90	2,084
Dongwon Systems Corp.	48	1,569
Doosan Bobcat, Inc.	416	11,652
Doosan Co. Ltd.	29	4,056
Doosan Enerbility Co. Ltd.(1)	5,691	86,899
Doosan Tesna, Inc.	102	1,964
DoubleUGames Co. Ltd.	296	10,930
Douzone Bizon Co. Ltd.	303	15,471
Dreamtech Co. Ltd.	44	257
Duk San Neolux Co. Ltd.(1)	4	72
Ecopro BM Co. Ltd.(1)	76	7,408
Ecopro Co. Ltd.(1)	44	2,412
Ecopro HN Co. Ltd.	101	2,797
Ecopro Materials Co. Ltd.(1)	3	184
E-MART, Inc.	474	21,908
EMRO, Inc.(1)	57	2,885
EM-Tech Co. Ltd.	40	713
Enchem Co. Ltd.(1)	16	1,473
Eo Technics Co. Ltd.	20	1,696
Eugene Investment & Securities Co. Ltd.	917	1,755
Eugene Technology Co. Ltd.	33	797
F&F Co. Ltd.	488	18,781
Fila Holdings Corp.	820	23,929
Gaonchips Co. Ltd.(1)	57	1,288
GOLFZON Co. Ltd.	55	2,841

Gradiant Corp.	37	369
Grand Korea Leisure Co. Ltd.	304	2,559
Green Cross Corp.	100	10,879
Green Cross Holdings Corp.	27	300
GS Engineering & Construction Corp.(1)	1,714	23,981
GS Holdings Corp.	1,442	43,403
GS Retail Co. Ltd.	290	4,812
HAESUNG DS Co. Ltd.	96	1,502
Han Kuk Carbon Co. Ltd.	1,396	10,689
Hana Financial Group, Inc.	4,663	209,103
Hana Materials, Inc.	30	500
Hana Micron, Inc.	116	811
Hana Tour Service, Inc.	109	4,667
Hancom, Inc.	35	638
Handsome Co. Ltd.	45	484
Hanil Cement Co. Ltd.	269	2,782
Hanjin Kal Corp.	212	12,218
Hankook & Co. Co. Ltd.	840	10,412
Hankook Tire & Technology Co. Ltd.	2,122	57,514
Hanmi Pharm Co. Ltd.	79	15,482
Hanmi Science Co. Ltd.	24	568
Hanmi Semiconductor Co. Ltd.	305	16,573
Hanon Systems	4,193	11,961
Hansae Co. Ltd.	204	2,078
Hansol Chemical Co. Ltd.	100	7,215
Hanssem Co. Ltd.	84	3,254
Hanwha Aerospace Co. Ltd.	350	78,720
Hanwha Corp.	1,214	26,074
Hanwha Corp., Preference Shares	734	8,300
Hanwha Engine(1)	1,174	13,675
Hanwha General Insurance Co. Ltd.	3,414	10,750
Hanwha Industrial Solutions Co. Ltd.(1)	239	5,722
Hanwha Investment & Securities Co. Ltd.(1)	1,043	2,646
Hanwha Life Insurance Co. Ltd.	7,300	14,148
Hanwha Ocean Co. Ltd.(1)	197	4,976
Hanwha Solutions Corp.	1,016	11,878
Hanwha Systems Co. Ltd.	136	2,259
Harim Holdings Co. Ltd.	337	1,439
HD Hyundai Co. Ltd.	1,227	68,626
HD Hyundai Construction Equipment Co. Ltd.	431	19,174
HD Hyundai Electric Co. Ltd.	369	93,757
HD Hyundai Heavy Industries Co. Ltd.(1)	303	48,001
HD Hyundai Infracore Co. Ltd.(1)	3,353	18,276
HD HYUNDAI MIPO	59	5,329
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	792	116,654
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,104	16,395
Hite Jinro Co. Ltd.	989	14,840
HK inno N Corp.	5	138
HL Mando Co. Ltd.	943	26,180
HLB, Inc.(1)	82	4,255
HMM Co. Ltd.	3,053	39,340
Hotel Shilla Co. Ltd.	39	1,109
HPSP Co. Ltd.	274	5,264
HS Hyosung Advanced Materials Corp.	28	3,398
HS Hyosung Corp.(1)	3	70

Hugel, Inc.(1)	65	12,187
Humedix Co. Ltd.	436	10,012
HYBE Co. Ltd.	41	5,744
Hyosung Corp.	283	9,148
Hyosung Heavy Industries Corp.	95	27,754
Hyosung TNC Corp.	95	13,224
HYUNDAI Corp.	77	1,120
Hyundai Department Store Co. Ltd.	449	14,950
Hyundai Elevator Co. Ltd.	538	20,615
Hyundai Engineering & Construction Co. Ltd.	1,032	20,337
Hyundai Glovis Co. Ltd.	1,036	91,600
Hyundai Home Shopping Network Corp.	18	583
Hyundai Marine & Fire Insurance Co. Ltd.	2,008	38,352
Hyundai Mobis Co. Ltd.	631	108,660
Hyundai Motor Co.	1,495	235,633
Hyundai Rotem Co. Ltd.	731	26,686
Hyundai Steel Co.	2,528	38,101
Hyundai Wia Corp.	399	11,691
Industrial Bank of Korea	3,599	38,452
Innocean Worldwide, Inc.	219	3,159
Innox Advanced Materials Co. Ltd.	805	12,454
Intellian Technologies, Inc.	89	2,384
Interflex Co. Ltd.(1)	26	164
INTOPS Co. Ltd.	58	761
IS Dongseo Co. Ltd.	35	534
i-SENS, Inc.	6	69
IsuPetasys Co. Ltd.	158	2,569
JB Financial Group Co. Ltd.	3,887	54,890
Jeju Air Co. Ltd.(1)	429	3,008
Jin Air Co. Ltd.(1)	291	2,459
Jusung Engineering Co. Ltd.	64	1,300
JW Pharmaceutical Corp.	92	1,559
JYP Entertainment Corp.	298	16,386
K Car Co. Ltd.	130	1,230
Kakao Corp.	212	6,109
Kakao Games Corp.(1)	26	340
KakaoBank Corp.	145	2,330
Kakaopay Corp.(1)	12	214
Kangwon Land, Inc.	1,433	18,531
KB Financial Group, Inc., ADR	4,738	326,590
KC Co. Ltd.	39	490
KC Tech Co. Ltd.	25	562
KCC Corp.	87	15,137
KCC Glass Corp.	26	720
KEPCO Engineering & Construction Co., Inc.	48	2,351
KEPCO Plant Service & Engineering Co. Ltd.	256	8,649
KG Dongbusteel	272	1,292
KH Vatec Co. Ltd.	175	1,039
Kia Corp.	3,120	208,924
KISCO Corp.	395	2,511
KIWOOM Securities Co. Ltd.	265	24,562
Koh Young Technology, Inc.	79	469
Kolmar Korea Co. Ltd.	26	989
Kolon Industries, Inc.	597	12,041
KoMiCo Ltd.	23	609

Korea Aerospace Industries Ltd.	360	15,127
Korea Electric Power Corp., ADR(1)	3,227	29,043
Korea Electric Terminal Co. Ltd.	263	12,627
Korea Gas Corp.(1)	443	14,271
Korea Investment Holdings Co. Ltd.	1,179	63,348
Korea Line Corp.(1)	2,676	3,427
Korea Petrochemical Ind Co. Ltd.	30	1,737
Korean Air Lines Co. Ltd.	4,612	86,005
Korean Reinsurance Co.	3,354	19,530
Krafton, Inc.(1)	343	77,087
KT Corp.	673	23,649
Kum Yang Co. Ltd.(1)	275	5,844
Kumho Petrochemical Co. Ltd.	283	20,121
Kumho Tire Co., Inc.(1)	1,641	5,658
Kyung Dong Navien Co. Ltd.	275	14,892
L&F Co. Ltd.(1)	43	3,032
LEENO Industrial, Inc.	29	3,256
LG Chem Ltd.	647	132,372
LG Corp.	985	53,097
LG Display Co. Ltd., ADR(1)	20,053	67,779
LG Electronics, Inc.	1,980	127,980
LG Energy Solution Ltd.(1)	123	33,717
LG H&H Co. Ltd.	70	15,647
LG Innotek Co. Ltd.	233	27,278
LG Uplus Corp.	5,956	49,565
LIG Nex1 Co. Ltd.	230	32,740
LigaChem Biosciences, Inc.(1)	168	11,577
Lotte Chemical Corp.	53	2,459
Lotte Chilsung Beverage Co. Ltd.	140	12,146
Lotte Corp.	126	1,892
Lotte Energy Materials Corp.	49	849
LOTTE Fine Chemical Co. Ltd.	561	13,848
Lotte Innovate Co. Ltd.	28	401
Lotte Rental Co. Ltd.	638	14,164
Lotte Shopping Co. Ltd.	293	12,045
Lotte Wellfood Co. Ltd.	122	9,797
LS Corp.	194	12,390
LS Electric Co. Ltd.	192	20,005
LVMC Holdings(1)	301	410
LX International Corp.	974	20,002
LX Semicon Co. Ltd.	215	8,368
Mcnex Co. Ltd.	22	319
Medytox, Inc.	69	6,524
MegaStudyEdu Co. Ltd.	98	2,901
Meritz Financial Group, Inc.	1,352	99,215
Mirae Asset Securities Co. Ltd.	3,694	22,738
MNTech Co. Ltd.(1)	90	519
Myoung Shin Industrial Co. Ltd.	1,385	11,514
Naturecell Co. Ltd.(1)	32	526
NAVER Corp.	723	107,623
NCSoft Corp.	97	16,573
Neowiz	67	947
NEPES Corp.(1)	80	382
Netmarble Corp.(1)	277	10,578
Nexen Tire Corp.	131	591

Nexon Games Co. Ltd.(1)	58	563
NH Investment & Securities Co. Ltd.	2,336	22,392
NHN Corp.	135	1,709
NICE Information Service Co. Ltd.	1,280	11,078
NongShim Co. Ltd.	53	13,107
OCI Co. Ltd.	54	2,410
OCI Holdings Co. Ltd.	114	4,876
Orion Corp.	717	52,912
Orion Holdings Corp.	42	486
Ottogi Corp.	51	15,145
Pan Ocean Co. Ltd.	9,780	24,293
Paradise Co. Ltd.	499	3,604
Park Systems Corp.	97	14,181
Partron Co. Ltd.	147	763
Pearl Abyss Corp.(1)	89	2,546
People & Technology, Inc.(1)	263	8,233
PharmaResearch Co. Ltd.	118	16,854
PI Advanced Materials Co. Ltd.(1)	775	9,173
Poongsan Corp.	483	17,900
Posco DX Co. Ltd.	51	772
POSCO Future M Co. Ltd.	314	38,960
POSCO Holdings, Inc., ADR	1,908	98,491
Posco International Corp.	859	29,196
Posco M-Tech Co. Ltd.	6	60
PSK, Inc.	76	929
Rainbow Robotics(1)	9	986
S&S Tech Corp.	30	489
S-1 Corp.	383	17,289
Sam Chun Dang Pharm Co. Ltd.	26	1,868
Sam Young Electronics Co. Ltd.	21	152
Samsung Biologics Co. Ltd.(1)	76	53,358
Samsung C&T Corp.	572	49,061
Samsung E&A Co. Ltd.(1)	4,103	52,959
Samsung Electro-Mechanics Co. Ltd.	721	56,291
Samsung Electronics Co. Ltd., GDR	922	905,149
Samsung Fire & Marine Insurance Co. Ltd.	470	132,971
Samsung Heavy Industries Co. Ltd.(1)	13,759	115,020
Samsung Life Insurance Co. Ltd.	828	63,789
Samsung SDI Co. Ltd.	396	72,472
Samsung SDS Co. Ltd.	461	48,692
Samsung Securities Co. Ltd.	1,888	64,738
Samyang Foods Co. Ltd.	87	32,590
Samyang Holdings Corp.	7	342
SD Biosensor, Inc.(1)	70	555
SeAH Besteel Holdings Corp.	212	3,507
SeAH Steel Holdings Corp.	17	2,092
Sebang Global Battery Co. Ltd.	230	11,730
Seegene, Inc.	108	1,846
Seojin System Co. Ltd.(1)	35	643
Seoul Semiconductor Co. Ltd.	2,106	10,637
Seoyon E-Hwa Co. Ltd.	61	527
SFA Semicon Co. Ltd.(1)	40	93
Shinhan Financial Group Co. Ltd., ADR	5,425	209,297
Shinsegae International, Inc.	30	223
Shinsegae, Inc.	197	19,007

Shinsung E&G Co. Ltd.(1)	120	103
Silicon2 Co. Ltd.(1)	58	1,028
SIMMTECH Co. Ltd.	8	63
SK Biopharmaceuticals Co. Ltd.(1)	139	10,343
SK Bioscience Co. Ltd.(1)	8	271
SK Chemicals Co. Ltd.	44	1,327
SK Discovery Co. Ltd.	111	2,930
SK Gas Ltd.	17	2,647
SK Hynix, Inc.	4,972	580,497
SK IE Technology Co. Ltd.(1)	4	76
SK Innovation Co. Ltd.(1)	1,231	101,387
SK Networks Co. Ltd.	1,475	4,602
SK Telecom Co. Ltd., ADR	2,095	50,741
SK, Inc.	482	47,351
SKC Co. Ltd.(1)	45	3,220
SL Corp.	554	12,274
SM Entertainment Co. Ltd.	27	1,648
SNT Dynamics Co. Ltd.	260	3,675
SNT Motiv Co. Ltd.	63	1,868
S-Oil Corp.	1,135	46,725
SOLUM Co. Ltd.(1)	339	4,945
Solus Advanced Materials Co. Ltd.	10	63
Soop Co. Ltd.	253	20,091
Soulbrain Co. Ltd.	36	4,679
Soulbrain Holdings Co. Ltd.	67	1,729
SPG Co. Ltd.	13	213
ST Pharm Co. Ltd.	119	7,539
Studio Dragon Corp.(1)	441	15,564
Sung Kwang Bend Co. Ltd.	1,005	14,873
Sungwoo Hitech Co. Ltd.	475	1,799
Synopex, Inc.(1)	612	2,803
Taekwang Industrial Co. Ltd.	1	448
Taewoong Co. Ltd.(1)	96	720
Taihan Electric Wire Co. Ltd.(1)	946	7,714
TES Co. Ltd.	7	72
TK Corp.	1,012	12,485
TKG Huchems Co. Ltd.	250	3,322
Tokai Carbon Korea Co. Ltd.	7	352
Tongyang Life Insurance Co. Ltd.	2,556	10,698
Tway Air Co. Ltd.(1)	5,814	12,307
Unid Co. Ltd.	73	3,295
VT Co. Ltd.(1)	603	12,691
Webzen, Inc.	842	9,123
Won Tech Co. Ltd.	40	122
WONIK IPS Co. Ltd.(1)	58	962
Wonik QnC Corp.	34	456
Woori Financial Group, Inc.	11,216	134,669
Wysiwyg Studios Co. Ltd.(1)	260	327
YC Corp.(1)	80	553
YG Entertainment, Inc.	24	824
Youngone Corp.	537	15,827
Youngone Holdings Co. Ltd.	22	1,360
Yuhan Corp.	89	7,386
		8,390,050
Taiwan — 26.4%
Abico Avy Co. Ltd.	2,000	1,672

Ability Enterprise Co. Ltd.	2,000	2,868
Accton Technology Corp.	7,000	142,932
Acer, Inc.	24,000	28,123
ACES Electronic Co. Ltd.(1)	1,000	1,586
Acter Group Corp. Ltd.	2,000	19,432
Advanced International Multitech Co. Ltd.	2,000	4,544
Advancetek Enterprise Co. Ltd.	9,000	22,615
Advantech Co. Ltd.	1,000	10,414
AIC, Inc.	1,000	11,692
Allied Supreme Corp.	1,000	9,967
Alltop Technology Co. Ltd.	1,000	8,570
Altek Corp.	3,000	2,964
Ambassador Hotel	2,000	3,488
AMPOC Far-East Co. Ltd.	1,000	3,232
AmTRAN Technology Co. Ltd.	7,350	4,452
Anpec Electronics Corp.	2,000	10,161
APAQ Technology Co. Ltd.	2,000	8,830
APCB, Inc.	1,000	488
Apex International Co. Ltd.(1)	6,852	8,942
Ardentec Corp.	2,000	3,321
ASE Technology Holding Co. Ltd., ADR	19,211	186,731
Asia Cement Corp.	43,000	55,774
Asia Optical Co., Inc.	7,000	23,437
Asia Tech Image, Inc.	4,000	11,107
Asia Vital Components Co. Ltd.	1,000	20,081
Asustek Computer, Inc.	3,000	54,726
AUO Corp.(1)	96,000	46,280
Axiomtek Co. Ltd.	1,000	3,259
Azurewave Technologies, Inc.	1,000	1,366
Bank of Kaohsiung Co. Ltd.	2,060	737
BES Engineering Corp.	4,000	1,389
Bin Chuan Enterprise Co. Ltd.(1)	5,000	10,074
Bizlink Holding, Inc.	5,000	100,658
Bonny Worldwide Ltd.(1)	2,000	16,792
Brillian Network & Automation Integrated System Co. Ltd.	2,000	14,783
Browave Corp.	1,000	3,833
Capital Futures Corp.	1,000	1,795
Capital Securities Corp.	33,000	23,319
Career Technology MFG. Co. Ltd.(1)	2,000	1,060
Caswell, Inc.	1,000	3,789
Catcher Technology Co. Ltd.	11,000	66,846
Cathay Financial Holding Co. Ltd.	129,000	262,433
Center Laboratories, Inc.(1)	1,000	1,563
Central Reinsurance Co. Ltd.	4,000	3,187
Century Iron & Steel Industrial Co. Ltd.	2,000	10,826
Chailease Holding Co. Ltd.	1,020	3,740
Chang Hwa Commercial Bank Ltd.	74,544	40,471
Chang Wah Electromaterials, Inc.	3,000	4,536
Chang Wah Technology Co. Ltd.	8,000	8,526
Charoen Pokphand Enterprise	1,000	3,051
Chen Full International Co. Ltd.	1,000	1,288
Chenbro Micom Co. Ltd.	3,000	26,955
Cheng Loong Corp.	4,000	2,680
Cheng Mei Materials Technology Corp.(1)	6,000	2,376
Cheng Shin Rubber Industry Co. Ltd.	28,000	43,758

Cheng Uei Precision Industry Co. Ltd.	13,000	32,116
Chenming Electronic Technology Corp.	2,000	9,105
Chicony Electronics Co. Ltd.	4,000	19,454
Chicony Power Technology Co. Ltd.	1,000	3,955
Chien Kuo Construction Co. Ltd.	1,600	1,345
China Airlines Ltd.	67,000	51,642
China Container Terminal Corp.	1,000	1,014
China Glaze Co. Ltd.	1,000	665
China Man-Made Fiber Corp.(1)	43,000	10,864
China Metal Products	3,000	3,119
China Motor Corp.	2,000	5,221
China Petrochemical Development Corp.(1)	68,000	17,100
China Steel Corp.	94,000	61,486
China Wire & Cable Co. Ltd.	1,000	1,159
Chinese Maritime Transport Ltd.	1,000	1,326
Chin-Poon Industrial Co. Ltd.	1,000	1,183
Chipbond Technology Corp.	2,000	3,982
ChipMOS Technologies, Inc.	5,000	4,955
Chong Hong Construction Co. Ltd.	6,000	16,596
Chroma ATE, Inc.	2,000	25,631
Chung Hung Steel Corp.	1,000	608
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,000	24,473
Chunghwa Telecom Co. Ltd., ADR	2,683	102,195
Cleanaway Co. Ltd.	3,000	16,787
Clevo Co.	10,000	17,529
CMC Magnetics Corp.	37,000	12,870
Collins Co. Ltd.	1,000	551
Compal Electronics, Inc.	38,000	43,344
Compeq Manufacturing Co. Ltd.	10,000	18,899
Compucase Enterprise	1,000	2,550
Concord International Securities Co. Ltd.	4,838	2,405
Concord Securities Co. Ltd.	8,400	3,541
Continental Holdings Corp.	3,000	2,821
Contrel Technology Co. Ltd.	1,000	1,739
Coretronic Corp.	8,000	19,231
Creative Sensor, Inc.	5,400	8,987
Cryomax Cooling System Corp.	1,143	1,349
CSBC Corp. Taiwan(1)	1,000	514
CTBC Financial Holding Co. Ltd.	222,000	256,441
CTCI Corp.	6,000	7,567
CviLux Corp.	1,000	1,540
CyberPower Systems, Inc.	1,000	11,038
Da-Li Development Co. Ltd.	11,200	15,376
Darfon Electronics Corp.	2,000	3,107
Darwin Precisions Corp.(1)	3,000	1,237
Daxin Materials Corp.	3,000	19,013
De Licacy Industrial Co. Ltd.	21,000	10,075
Delta Electronics, Inc.	3,000	35,568
Depo Auto Parts Ind Co. Ltd.	3,000	22,312
DFI, Inc.	1,000	2,305
Dimerco Express Corp.	1,000	2,521
D-Link Corp.	17,000	11,435
Dynamic Holding Co. Ltd.	9,000	17,199
Dynapack International Technology Corp.	6,000	36,737
E Ink Holdings, Inc.	3,000	26,257

E.Sun Financial Holding Co. Ltd.	165,340	137,941
Eastech Holding Ltd.	1,000	4,157
Eclat Textile Co. Ltd.	3,000	49,337
Edimax Technology Co. Ltd.(1)	11,000	11,083
Edom Technology Co. Ltd.	6,000	6,105
Elan Microelectronics Corp.	1,000	4,534
Elite Material Co. Ltd.	2,000	29,098
Elitegroup Computer Systems Co. Ltd.	1,000	735
eMemory Technology, Inc.	1,000	91,005
Ennostar, Inc.(1)	16,000	21,958
Eson Precision Ind Co. Ltd.	6,000	12,855
Eternal Materials Co. Ltd.	16,000	14,748
Eva Airways Corp.	54,000	69,373
Evergreen International Storage & Transport Corp.	3,000	2,874
Evergreen Marine Corp. Taiwan Ltd.	18,000	120,931
Everlight Chemical Industrial Corp.	15,000	10,465
Everlight Electronics Co. Ltd.	12,000	28,876
Evertop Wire Cable Corp.	2,000	1,356
Far Eastern Department Stores Ltd.	20,000	15,557
Far Eastern International Bank	47,961	20,055
Far Eastern New Century Corp.	55,000	56,829
Far EasTone Telecommunications Co. Ltd.	27,000	74,936
Farglory Land Development Co. Ltd.	6,000	12,149
Feedback Technology Corp.	1,000	4,015
Feng TAY Enterprise Co. Ltd.	3,000	12,176
First Financial Holding Co. Ltd.	105,690	88,739
First Insurance Co. Ltd.	2,000	1,535
FIT Holding Co. Ltd.	7,000	15,153
Fitipower Integrated Technology, Inc.	3,000	22,282
FLEXium Interconnect, Inc.	2,000	4,150
Flytech Technology Co. Ltd.	1,000	2,552
Forest Water Environment Engineering Co. Ltd.(1)	1,032	1,169
Formosa Chemicals & Fibre Corp.	1,000	1,047
Formosa International Hotels Corp.	2,000	11,893
Formosa Taffeta Co. Ltd.	1,000	626
Formosan Union Chemical	10,000	6,627
Fortune Electric Co. Ltd.	1,100	18,761
Foxconn Technology Co. Ltd.	20,000	49,884
Foxsemicon Integrated Technology, Inc.	2,000	19,190
Franbo Lines Corp.	2,000	1,168
FSP Technology, Inc.	1,000	2,019
Fu Hua Innovation Co. Ltd.	1,040	1,101
Fubon Financial Holding Co. Ltd.	96,200	262,144
Fulgent Sun International Holding Co. Ltd.	1,000	3,458
Fusheng Precision Co. Ltd.	3,000	28,929
Gallant Precision Machining Co. Ltd.	2,000	7,608
Gamania Digital Entertainment Co. Ltd.	1,000	2,663
Gemtek Technology Corp.	12,000	13,381
General Interface Solution Holding Ltd.(1)	5,000	7,584
Genesys Logic, Inc.	3,000	13,673
Genius Electronic Optical Co. Ltd.	2,000	27,626
GeoVision, Inc.	890	1,567
Getac Holdings Corp.	6,000	19,414
Giant Manufacturing Co. Ltd.	7,000	32,983
Giantplus Technology Co. Ltd.	1,000	498

Gigabyte Technology Co. Ltd.	1,000	8,441
Gigastorage Corp.(1)	1,000	520
Global Brands Manufacture Ltd.	3,000	5,108
Global Lighting Technologies, Inc.	6,000	11,479
Global Mixed Mode Technology, Inc.	1,000	6,974
Global PMX Co. Ltd.	3,000	10,675
Global Unichip Corp.	1,000	37,213
Globaltek Fabrication Co. Ltd.	1,000	2,399
Globe Union Industrial Corp.	4,000	1,772
Gloria Material Technology Corp.	4,000	5,831
GMI Technology, Inc.	2,000	3,654
Gold Circuit Electronics Ltd.	6,000	34,602
Goldsun Building Materials Co. Ltd.	22,000	36,759
Gordon Auto Body Parts	1,000	1,209
Gourmet Master Co. Ltd.	4,000	11,812
Grand Fortune Securities Co. Ltd.	3,000	1,176
Grand Pacific Petrochemical(1)	3,000	1,061
Grape King Bio Ltd.	4,000	19,131
Great Wall Enterprise Co. Ltd.	9,000	14,806
Greatek Electronics, Inc.	2,000	3,506
Hannstar Board Corp.	1,840	2,898
HannStar Display Corp.(1)	2,000	541
HannsTouch Holdings Co.(1)	31,000	10,061
HD Renewable Energy Co. Ltd.	2,049	12,969
Highwealth Construction Corp.	36,300	53,852
Hiwin Technologies Corp.	1,000	7,162
Hiyes International Co. Ltd.	3,297	18,341
Ho Tung Chemical Corp.	10,000	2,607
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,455
Hon Hai Precision Industry Co. Ltd.	145,000	883,004
Hong Ho Precision Textile Co. Ltd.	1,000	1,693
Hong Pu Real Estate Development Co. Ltd.	1,000	952
Hong TAI Electric Industrial	2,000	2,137
Horizon Securities Co. Ltd.	1,000	364
Hotai Finance Co. Ltd.	4,000	10,600
Hotai Motor Co. Ltd.	5,000	95,064
Hsin Ba Ba Corp.	2,041	8,086
Hu Lane Associate, Inc.	2,050	10,495
Hua Nan Financial Holdings Co. Ltd.	111,510	89,660
Huaku Development Co. Ltd.	1,100	4,140
Huang Hsiang Construction Corp.	7,000	16,424
Hung Sheng Construction Ltd.	17,000	14,163
Hwa Fong Rubber Industrial Co. Ltd.	2,000	1,111
Hwacom Systems, Inc.	2,000	1,471
Hwang Chang General Contractor Co. Ltd.	2,974	6,817
IBF Financial Holdings Co. Ltd.	5,123	2,342
Ichia Technologies, Inc.	8,000	10,258
I-Chiun Precision Industry Co. Ltd.	1,000	3,407
IEI Integration Corp.	1,000	2,447
In Win Development, Inc.(1)	1,000	3,244
Infortrend Technology, Inc.	3,000	3,424
Innolux Corp.	175,720	82,410
Inpaq Technology Co. Ltd.	5,000	12,247
Integrated Service Technology, Inc.	3,000	13,337
International Games System Co. Ltd.	4,000	119,150

Inventec Corp.	2,000	3,048
Iron Force Industrial Co. Ltd.	1,000	3,188
ITE Technology, Inc.	1,000	4,345
ITEQ Corp.	1,000	2,340
Jarllytec Co. Ltd.	1,000	6,080
Jetway Information Co. Ltd.	750	1,161
Jetwell Computer Co. Ltd.	2,000	8,255
Johnson Health Tech Co. Ltd.	4,000	19,511
JPC connectivity, Inc.	3,000	14,380
Kaimei Electronic Corp.	1,000	2,115
Kedge Construction Co. Ltd.	1,020	2,372
KEE TAI Properties Co. Ltd.	24,360	12,139
Kenda Rubber Industrial Co. Ltd.	6,000	5,331
Kerry TJ Logistics Co. Ltd.	2,000	2,442
Keystone Microtech Corp.	1,000	9,800
Kindom Development Co. Ltd.	12,000	21,932
King Yuan Electronics Co. Ltd.	34,000	134,176
King's Town Bank Co. Ltd.	8,000	11,951
Kinik Co.	1,000	9,273
Kinpo Electronics	38,000	35,261
Kinsus Interconnect Technology Corp.	5,000	14,710
KS Terminals, Inc.	5,000	12,069
Kung Long Batteries Industrial Co. Ltd.	1,000	4,880
Kung Sing Engineering Corp.(1)	1,000	350
Kuo Toong International Co. Ltd.	2,000	3,296
Kuo Yang Construction Co. Ltd.	2,000	1,398
L&K Engineering Co. Ltd.	6,000	42,848
Lanner Electronics, Inc.	1,000	2,781
Largan Precision Co. Ltd.	1,000	75,454
Leo Systems, Inc.	1,000	979
Li Peng Enterprise Co. Ltd.(1)	2,000	480
Lien Hwa Industrial Holdings Corp.	1,080	1,954
Lingsen Precision Industries Ltd.(1)	1,000	558
Lion Travel Service Co. Ltd.	1,000	3,754
Lite-On Technology Corp.	5,000	16,131
Long Bon International Co. Ltd.(1)	5,000	3,210
Longchen Paper & Packaging Co. Ltd.(1)	3,000	1,143
Longwell Co.	1,000	2,234
Lotes Co. Ltd.	1,000	55,681
Lotus Pharmaceutical Co. Ltd.	2,000	18,023
Lumax International Corp. Ltd.	1,000	3,311
Lung Yen Life Service Corp.(1)	1,000	1,542
Macnica Galaxy, Inc.	1,000	2,206
Macronix International Co. Ltd.	20,000	12,963
Makalot Industrial Co. Ltd.	1,020	10,074
Marketech International Corp.	1,000	4,560
Materials Analysis Technology, Inc.	3,000	23,815
MediaTek, Inc.	18,000	706,756
Mega Financial Holding Co. Ltd.	13,180	16,168
Mercuries & Associates Holding Ltd.(1)	23,000	11,405
Mercuries Life Insurance Co. Ltd.(1)	70,000	14,270
Merida Industry Co. Ltd.	4,000	19,821
Merry Electronics Co. Ltd.	5,000	16,443
Micro-Star International Co. Ltd.	1,000	5,301
Mildef Crete, Inc.	1,000	2,632

MIN AIK Technology Co. Ltd.(1)	2,000	1,456
Mitac Holdings Corp.	10,000	26,023
Motech Industries, Inc.	10,000	7,359
MPI Corp.	1,000	24,265
MSSCORPS Co. Ltd.	2,000	10,158
My Humble House Hospitality Management Consulting(1)	1,000	1,557
Namchow Holdings Co. Ltd.	2,000	3,273
Nan Pao Resins Chemical Co. Ltd.	1,000	9,944
Nan Ya Plastics Corp.	9,000	10,768
Nantex Industry Co. Ltd.	6,000	6,299
Netronix, Inc.	3,000	11,039
Nexcom International Co. Ltd.	1,000	1,594
Nichidenbo Corp.	1,000	2,264
Nien Made Enterprise Co. Ltd.	4,000	49,600
Novatek Microelectronics Corp.	2,000	30,003
O-Bank Co. Ltd.	39,000	11,865
Ocean Plastics Co. Ltd.	9,000	9,153
Optimax Technology Corp.	1,000	965
Orient Semiconductor Electronics Ltd.	4,000	4,413
Pacific Construction Co.	3,000	1,106
Pan Jit International, Inc.	6,000	9,480
Pan-International Industrial Corp.	8,000	9,217
Pegatron Corp.	37,000	108,079
Pegavision Corp.	1,000	11,580
PharmaEssentia Corp.(1)	1,000	17,965
Phoenix Silicon International Corp.	4,000	16,521
Planet Technology Corp.	2,000	9,800
Podak Co. Ltd.	1,050	1,816
Pou Chen Corp.	48,000	60,525
Powerchip Semiconductor Manufacturing Corp.(1)	12,000	6,310
Powertech Technology, Inc.	18,000	68,474
Poya International Co. Ltd.	1,000	14,770
President Chain Store Corp.	10,000	83,346
President Securities Corp.	17,000	13,900
Primax Electronics Ltd.	10,000	24,396
Prince Housing & Development Corp.	7,000	2,332
Prosperity Dielectrics Co. Ltd.	1,000	1,362
Qisda Corp.	1,000	1,141
Quanta Computer, Inc.	36,000	327,274
Quanta Storage, Inc.	2,000	5,926
Radiant Opto-Electronics Corp.	11,000	64,853
Radium Life Tech Co. Ltd.(1)	8,000	2,618
Realtek Semiconductor Corp.	5,000	73,875
Rechi Precision Co. Ltd.	4,000	3,291
Rich Development Co. Ltd.	8,240	2,526
Ritek Corp.(1)	15,000	6,994
Ruentex Development Co. Ltd.	31,000	42,999
Ruentex Engineering & Construction Co.	1,400	6,187
Ruentex Industries Ltd.	14,000	33,506
Run Long Construction Co. Ltd.	2,200	2,811
San Fang Chemical Industry Co. Ltd.	9,000	11,199
San Far Property Ltd.	1,000	785
Sanyang Motor Co. Ltd.	3,000	6,579
Savior Lifetec Corp.	1,000	640
Scientech Corp.	1,000	12,905

SDI Corp.	1,000	3,166
Sercomm Corp.	1,000	3,372
Sesoda Corp.	10,000	12,907
Shanghai Commercial & Savings Bank Ltd.	15,000	18,181
ShenMao Technology, Inc.	1,000	1,963
Shih Her Technologies, Inc.	3,000	11,779
Shih Wei Navigation Co. Ltd.(1)	2,000	1,092
Shin Kong Financial Holding Co. Ltd.(1)	307,665	109,858
Shin Ruenn Development Co. Ltd.	5,000	9,971
Shin Zu Shing Co. Ltd.	1,000	6,000
Shining Building Business Co. Ltd.(1)	3,000	1,050
Shinkong Insurance Co. Ltd.	6,000	18,523
Shinkong Synthetic Fibers Corp.	30,000	14,902
Shiny Chemical Industrial Co. Ltd.	3,000	15,393
Shuttle, Inc.	1,000	621
Sigurd Microelectronics Corp.	10,000	21,346
Silicon Integrated Systems Corp.	10,650	22,751
Simplo Technology Co. Ltd.	1,000	11,667
Sinbon Electronics Co. Ltd.	3,000	23,683
Sincere Navigation Corp.	4,000	3,259
Singatron Enterprise Co. Ltd.	1,000	943
Sino-American Silicon Products, Inc.	1,000	4,751
Sinon Corp.	12,000	16,750
SinoPac Financial Holdings Co. Ltd.	178,750	128,497
Sirtec International Co. Ltd.	1,000	1,030
Siward Crystal Technology Co. Ltd.	1,000	833
Solar Applied Materials Technology Corp.	1,000	1,855
Speed Tech Corp.	1,000	1,644
Sporton International, Inc.	2,000	12,584
Sports Gear Co. Ltd.	1,000	4,275
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	2,003
Standard Foods Corp.	3,000	3,473
Stark Technology, Inc.	1,000	3,917
SunMax Biotechnology Co. Ltd.	1,000	8,572
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	6,190
Sunplus Innovation Technology, Inc.	2,000	9,446
Sunplus Technology Co. Ltd.(1)	1,000	868
Sunrex Technology Corp.	1,000	1,961
Sunspring Metal Corp.	9,000	9,249
Sunty Development Co. Ltd.	3,000	1,782
Supreme Electronics Co. Ltd.	1,000	1,989
Symtek Automation Asia Co. Ltd.	1,000	6,579
Syncmold Enterprise Corp.	4,000	11,269
Synnex Technology International Corp.	10,000	23,396
Syscom Computer Engineering Co.	1,000	1,600
TA Chen Stainless Pipe	21,000	22,483
Ta Ya Electric Wire & Cable	1,050	1,487
Taichung Commercial Bank Co. Ltd.	76,680	44,385
TaiDoc Technology Corp.	1,000	4,550
Taiflex Scientific Co. Ltd.	7,045	10,656
Tainan Spinning Co. Ltd.	9,000	4,229
Taishin Financial Holding Co. Ltd.	206,000	108,762
TaiSol Electronics Co. Ltd.	1,000	2,273
Taisun Enterprise Co. Ltd.(1)	1,000	653
TAI-TECH Advanced Electronics Co. Ltd.	1,000	3,675

Taiwan Business Bank	121,175	55,356
Taiwan Cogeneration Corp.	1,000	1,307
Taiwan Cooperative Financial Holding Co. Ltd.	99,140	76,170
Taiwan Fertilizer Co. Ltd.	7,000	12,091
Taiwan FU Hsing Industrial Co. Ltd.	2,000	3,299
Taiwan Glass Industry Corp.(1)	3,000	1,873
Taiwan High Speed Rail Corp.	5,000	4,360
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	23,210
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	11,289
Taiwan Mobile Co. Ltd.	18,000	62,711
Taiwan Navigation Co. Ltd.	2,000	1,917
Taiwan Paiho Ltd.	7,000	16,834
Taiwan Sakura Corp.	5,000	13,054
Taiwan Secom Co. Ltd.	8,000	31,799
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,413	5,062,085
Taiwan Surface Mounting Technology Corp.	7,000	22,449
Taiwan Takisawa Technology Co. Ltd.	1,000	2,566
Tatung Co. Ltd.(1)	2,000	2,928
Tatung System Technologies, Inc.	1,000	2,786
TBI Motion Technology Co. Ltd.(1)	8,000	9,864
TCC Group Holdings Co. Ltd.	86,000	88,858
Team Group, Inc.(1)	3,000	8,005
Teco Electric & Machinery Co. Ltd.	2,000	3,284
Test Research, Inc.	5,000	20,186
Thinking Electronic Industrial Co. Ltd.	2,000	9,553
Thye Ming Industrial Co. Ltd.	2,000	4,014
Ton Yi Industrial Corp.	22,000	10,645
Tong Yang Industry Co. Ltd.	6,000	22,021
Tong-Tai Machine & Tool Co. Ltd.	12,000	12,121
Topco Scientific Co. Ltd.	6,000	55,004
Topkey Corp.	3,000	18,182
Topoint Technology Co. Ltd.	9,000	9,204
TPK Holding Co. Ltd.(1)	7,000	8,991
Tripod Technology Corp.	10,000	58,645
Trusval Technology Co. Ltd.	1,023	6,003
TSRC Corp.	17,000	11,997
TTY Biopharm Co. Ltd.	1,000	2,329
Tung Ho Steel Enterprise Corp.	12,000	26,134
TXC Corp.	10,000	32,514
TYC Brother Industrial Co. Ltd.	8,000	16,069
Tyntek Corp.	13,000	10,046
UDE Corp.	5,000	12,858
U-Ming Marine Transport Corp.	4,000	7,359
Unic Technology Corp.	1,000	1,076
Unimicron Technology Corp.	5,000	23,192
Union Bank of Taiwan	7,490	3,551
Union Insurance Co. Ltd.(1)	1,000	984
Uni-President Enterprises Corp.	63,000	164,509
Unitech Printed Circuit Board Corp.(1)	2,000	1,939
United Integrated Services Co. Ltd.	2,000	26,500
United Microelectronics Corp.	114,000	154,661
Univacco Technology, Inc.	1,000	1,770
Universal Cement Corp.	4,080	3,684
Utechzone Co. Ltd.	3,000	11,290
Vanguard International Semiconductor Corp.	22,921	63,638

Voltronic Power Technology Corp.	1,000	56,986
Wah Lee Industrial Corp.	3,000	11,312
Walsin Lihwa Corp.	23,000	18,544
Walsin Technology Corp.	5,000	14,623
Walton Advanced Engineering, Inc.	3,000	1,424
Wan Hai Lines Ltd.	5,000	12,857
We & Win Development Co. Ltd.(1)	1,000	442
We&Win Diversification Co. Ltd.(1)	9,000	8,781
Weikeng Industrial Co. Ltd.	1,000	1,090
Well Shin Technology Co. Ltd.	1,000	1,985
Wholetech System Hitech Ltd.	3,000	9,498
Win Semiconductors Corp.(1)	3,000	10,807
Winbond Electronics Corp.(1)	2,000	995
Winstek Semiconductor Co. Ltd.	1,000	3,125
Wisdom Marine Lines Co. Ltd.	4,000	9,213
Wistron Corp.	38,000	134,149
Wistron NeWeb Corp.	2,000	7,184
Wonderful Hi-Tech Co. Ltd.	2,000	2,131
Wowprime Corp.	2,000	14,273
WPG Holdings Ltd.	2,000	4,358
WT Microelectronics Co. Ltd.	7,000	23,848
WUS Printed Circuit Co. Ltd.	2,000	3,174
XinTec, Inc.	3,000	17,904
Xxentria Technology Materials Corp.	1,090	1,895
Yageo Corp.	2,194	35,039
Yang Ming Marine Transport Corp.	36,000	81,586
Yankey Engineering Co. Ltd.	1,000	9,701
Yem Chio Co. Ltd.	3,000	1,669
Yen Sun Technology Corp.	1,000	1,477
YFY, Inc.	22,000	20,720
Yieh Phui Enterprise Co. Ltd.	2,040	957
Young Fast Optoelectronics Co. Ltd.	1,000	2,214
Youngtek Electronics Corp.	1,000	1,935
Yuanta Financial Holding Co. Ltd.	129,160	132,729
Yuanta Futures Co. Ltd.	1,000	2,805
Yulon Finance Corp.	7,000	25,430
Yulon Motor Co. Ltd.	1,000	1,724
Yungshin Construction & Development Co. Ltd.	1,000	5,124
YungShin Global Holding Corp.	6,000	10,409
Zenitron Corp.	1,000	958
Zhen Ding Technology Holding Ltd.	15,000	53,364
Zig Sheng Industrial Co. Ltd.(1)	1,000	309
Zippy Technology Corp.	1,000	2,043
		16,195,625
Thailand — 3.2%
Advanced Info Service PCL, NVDR	14,900	123,986
AEON Thana Sinsap Thailand PCL, NVDR	2,400	8,650
Airports of Thailand PCL, NVDR	18,000	31,952
AP Thailand PCL, NVDR	63,600	16,071
Asia Aviation PCL, NVDR(1)	76,300	6,284
Asian Sea Corp. PCL, NVDR	16,900	4,143
Asset World Corp. PCL, NVDR	61,700	6,430
B Grimm Power PCL, NVDR	4,200	2,583
Bangchak Corp. PCL, NVDR	23,700	21,316
Bangchak Sriracha PCL, NVDR	27,100	5,824

Bangkok Airways PCL, NVDR	20,300	13,927
Bangkok Chain Hospital PCL, NVDR	23,600	11,426
Bangkok Dusit Medical Services PCL, NVDR	104,500	77,022
Bangkok Expressway & Metro PCL, NVDR	106,900	22,768
Bangkok Life Assurance PCL, NVDR	12,600	7,576
Banpu PCL, NVDR	249,100	41,556
BCPG PCL, NVDR	50,800	8,374
BTS Group Holdings PCL, NVDR(1)	6,000	973
Bumrungrad Hospital PCL, NVDR	7,100	43,160
Cal-Comp Electronics Thailand PCL, NVDR	223,400	54,351
Carabao Group PCL, NVDR	9,700	21,755
Central Pattana PCL, NVDR	30,400	53,366
Central Plaza Hotel PCL, NVDR	7,600	8,389
Central Retail Corp. PCL, NVDR	29,000	28,452
CH Karnchang PCL, NVDR	9,200	4,888
Charoen Pokphand Foods PCL, NVDR	61,500	42,962
Chularat Hospital PCL, NVDR	122,700	9,457
CK Power PCL, NVDR	28,800	2,758
Com7 PCL, NVDR	43,900	34,042
CP ALL PCL, NVDR	28,800	51,526
CP Axtra PCL, NVDR	4,139	4,194
Delta Electronics Thailand PCL, NVDR	23,400	103,270
Dohome PCL, NVDR	5,800	1,711
Electricity Generating PCL, NVDR	5,300	18,426
Erawan Group PCL, NVDR	58,100	6,785
GFPT PCL, NVDR	14,500	4,488
Global Power Synergy PCL, NVDR	5,800	7,394
Gulf Energy Development PCL, NVDR	18,900	33,484
Gunkul Engineering PCL, NVDR	148,500	10,145
Hana Microelectronics PCL, NVDR	13,200	10,566
Home Product Center PCL, NVDR	141,200	38,997
Ichitan Group PCL, NVDR	20,100	8,685
Indorama Ventures PCL, NVDR	27,700	20,219
Intouch Holdings PCL, NVDR	2,300	6,384
IRPC PCL, NVDR	252,200	10,163
Jasmine International PCL, NVDR	54,700	3,706
Jaymart Group Holdings PCL, NVDR	20,600	8,523
Karmarts PCL, NVDR	6,000	2,015
Kasikornbank PCL, NVDR	8,400	36,906
KCE Electronics PCL, NVDR	23,700	17,547
Kiatnakin Phatra Bank PCL, NVDR	2,500	3,648
Krung Thai Bank PCL, NVDR	77,700	45,408
Krungthai Card PCL, NVDR	12,800	17,501
Land & Houses PCL, NVDR	28,900	4,559
Major Cineplex Group PCL, NVDR	18,400	7,779
Malee Group PCL, NVDR(1)	4,200	1,129
MBK PCL, NVDR	18,200	10,043
MC Group PCL, NVDR	9,300	2,933
Mega Lifesciences PCL, NVDR	12,600	12,943
Minor International PCL, NVDR	61,300	47,924
MK Restaurants Group PCL, NVDR	2,300	1,662
Muangthai Capital PCL, NVDR	21,000	30,272
Ngern Tid Lor PCL, NVDR	25,378	13,223
Osotspa PCL, NVDR	20,000	12,626
Plan B Media PCL, NVDR	22,000	4,659

Praram 9 Hospital PCL, NVDR	9,400	7,055
Precious Shipping PCL, NVDR	36,200	7,984
Prima Marine PCL, NVDR	58,000	14,545
PTG Energy PCL, NVDR	76,800	19,401
PTT Exploration & Production PCL, NVDR	15,000	55,882
PTT Global Chemical PCL, NVDR	36,100	26,695
PTT Oil & Retail Business PCL, NVDR	36,300	14,952
PTT PCL, NVDR	88,400	83,248
Quality Houses PCL, NVDR	160,400	8,425
R&B Food Supply PCL, NVDR	4,300	855
Ratch Group PCL, NVDR	16,200	14,561
Regional Container Lines PCL, NVDR	15,000	12,402
Rojana Industrial Park PCL, NVDR	37,900	6,975
Sabina PCL, NVDR	1,900	1,164
Sansiri PCL, NVDR	265,300	13,919
Sappe PCL, NVDR	2,500	5,806
SCB X PCL, NVDR	5,500	18,376
Siam Cement PCL, NVDR	4,700	25,233
Siam Global House PCL, NVDR	10,900	5,104
SiS Distribution Thailand PCL, NVDR	6,000	5,128
SISB PCL, NVDR	6,000	5,472
Somboon Advance Technology PCL, NVDR	6,000	1,908
Sri Trang Agro-Industry PCL, NVDR	21,900	11,788
Srisawad Corp. PCL, NVDR	16,700	19,946
Star Petroleum Refining PCL, NVDR	18,400	3,656
Stecon Group PCL, NVDR	7,100	1,646
Supalai PCL, NVDR	38,700	21,495
Susco PCL, NVDR	11,100	979
SVI PCL, NVDR	50,200	10,246
Taokaenoi Food & Marketing PCL, Class R, NVDR	7,400	1,830
Thai Oil PCL, NVDR	20,300	22,381
Thai Union Group PCL, NVDR	100,900	40,376
Thaicom PCL, NVDR	18,400	6,948
Thaifoods Group PCL, NVDR	50,400	5,409
Thanachart Capital PCL, NVDR	2,400	3,432
Thoresen Thai Agencies PCL, NVDR	79,800	13,765
Tipco Asphalt PCL, NVDR	18,400	10,247
Tisco Financial Group PCL, NVDR	2,400	6,755
TMBThanachart Bank PCL, NVDR	304,700	15,667
TOA Paint Thailand PCL, NVDR	14,500	6,050
True Corp. PCL, NVDR(1)	143,295	46,496
TTW PCL, NVDR	4,200	1,103
VGI PCL, NVDR(1)	114,700	9,475
WHA Corp. PCL, NVDR	43,800	7,288
Xspring Capital PCL, NVDR(1)	63,200	1,755
		1,959,707
Turkey — 1.5%
Afyon Cimento Sanayi TAS	5,028	2,018
AG Anadolu Grubu Holding AS	471	4,426
Agesa Hayat ve Emeklilik AS	312	1,261
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	2,075	1,209
Akbank TAS	48,186	84,604
Akcansa Cimento AS	168	797
Akenerji Elektrik Uretim AS(1)	10,986	3,627
Akfen Yenilenebilir Enerji AS(1)	2,093	1,120

Aksa Akrilik Kimya Sanayii AS	27,810	7,896
Aksa Enerji Uretim AS	563	577
Aksigorta AS(1)	10,715	2,058
Alarko Holding AS	2,413	6,696
Albaraka Turk Katilim Bankasi AS(1)	69,288	12,400
Alkim Alkali Kimya AS(1)	438	421
Anadolu Anonim Turk Sigorta Sirketi(1)	4,376	11,843
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,560	14,731
Anel Elektrik Proje Taahhut ve Ticaret AS(1)	1,008	398
Aselsan Elektronik Sanayi Ve Ticaret AS	6,786	13,603
Aygaz AS	1,245	6,350
Baticim Bati Anadolu Cimento Sanayii AS(1)	1,657	7,290
BatiSoke Soke Cimento Sanayii TAS(1)	1,764	3,053
Bera Holding AS(1)	23,028	10,583
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	562	73
BIM Birlesik Magazalar AS	2,774	37,917
Biotrend Cevre VE Enerji Yatirimlari AS(1)	1,119	536
Bizim Toptan Satis Magazalari AS(1)	378	311
Bogazici Beton Sanayi Ve Ticaret AS	797	489
Bursa Cimento Fabrikasi AS	5,763	1,271
Cemas Dokum Sanayi AS(1)	3,242	318
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	7	588
Cimsa Cimento Sanayi VE Ticaret AS	1,141	1,334
Coca-Cola Icecek AS	5,982	9,186
CW Enerji Muhendislik Ticaret VE Sanayi AS	60	360
Dogan Sirketler Grubu Holding AS	19,337	7,832
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	3,787	917
Dogus Otomotiv Servis ve Ticaret AS	1,405	8,661
EGE Endustri VE Ticaret AS	1	307
EGE Gubre Sanayii AS	361	601
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,253	3,097
Enerjisa Enerji AS	1,479	2,670
Enerya Enerji AS	145	1,141
Eregli Demir ve Celik Fabrikalari TAS	33,192	24,701
Escar Turizm Tasimacilik Ticaret AS	1,850	2,363
Europap Tezol Kagit Sanayi VE Ticaret AS	1,553	754
Fenerbahce Futbol AS(1)	220	655
Ford Otomotiv Sanayi AS	331	9,230
Gelecek Varlik Yonetimi AS	378	495
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	545	1,702
Gersan Elektrik Ticaret ve Sanayi AS(1)	1,086	280
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	254	341
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	2,326	1,852
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	454	6,387
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	1,335	1,013
GSD Holding AS(1)	4,957	563
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	259	1,330
Haci Omer Sabanci Holding AS	16,926	44,156
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,351	661
Is Finansal Kiralama AS(1)	15,847	5,151
Is Yatirim Menkul Degerler AS	8,948	10,510
Isiklar Enerji ve Yapi Holding AS(1)	9,794	3,366
Jantsa Jant Sanayi Ve Ticaret AS	5,586	4,331
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	581	485
Katilimevim Tasarruf Finansman AS	889	1,552

Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	22,147	1,343
Kerevitas Gida Sanayi ve Ticaret AS(1)	4,957	2,125
Kervan Gida Sanayi Ve Ticaret AS	16,850	1,098
KOC Holding AS	7,740	44,710
Konya Cimento Sanayii AS(1)	4	814
Kordsa Teknik Tekstil AS(1)	203	421
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	2,905	5,899
LDR Turizm AS	487	1,776
Logo Yazilim Sanayi Ve Ticaret AS	1,675	5,480
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,034	1,972
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	5,528	13,209
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,470	772
MIA Teknoloji AS(1)	1,245	1,581
MLP Saglik Hizmetleri AS(1)	832	9,571
Naturel Yenilenebilir Enerji Ticaret AS(1)	294	416
Naturelgaz Sanayi ve Ticaret AS	2,887	495
NET Holding AS(1)	9,349	12,295
Nuh Cimento Sanayi AS	169	1,562
Orge Enerji Elektrik Taahhut AS(1)	689	1,733
Osmanli Yatirim Menkul Degerler AS	1,841	492
Oyak Cimento Fabrikalari AS(1)	2,738	5,723
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	396	451
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	1,212	456
Pegasus Hava Tasimaciligi AS(1)	3,404	21,417
Petkim Petrokimya Holding AS(1)	9,738	5,160
Pinar Entegre Et ve Un Sanayi AS	6,123	1,873
Pinar SUT Mamulleri Sanayii AS	1,335	386
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	402	327
Ral Yatirim Holding AS(1)	1,337	10,948
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	30,348	15,489
Sasa Polyester Sanayi AS(1)	55,188	6,448
Sekerbank Turk AS	48,877	6,562
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,706	6,278
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	774	875
Sok Marketler Ticaret AS	3,209	3,804
TAB Gida Sanayi Ve Ticaret AS, Class A	636	2,581
TAV Havalimanlari Holding AS(1)	2,362	18,668
Tekfen Holding AS(1)	7,705	18,261
Teknosa Ic Ve Dis Ticaret AS(1)	1,051	926
Tofas Turk Otomobil Fabrikasi AS	884	5,050
Tukas Gida Sanayi ve Ticaret AS(1)	7,797	1,534
Turk Hava Yollari AO(1)	5,262	43,242
Turkcell Iletisim Hizmetleri AS, ADR	7,530	49,924
Turkiye Is Bankasi AS, C Shares	114,681	45,132
Turkiye Petrol Rafinerileri AS	9,504	40,368
Turkiye Sigorta AS	17,789	6,735
Turkiye Sinai Kalkinma Bankasi AS(1)	42,607	15,600
Turkiye Sise ve Cam Fabrikalari AS	5,418	6,349
Turkiye Vakiflar Bankasi TAO, D Shares(1)	33,123	22,151
Ulker Biskuvi Sanayi AS(1)	1,999	6,464
Usak Seramik Sanayii AS(1)	3,943	1,234
Vakif Finansal Kiralama AS(1)	15,321	734
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	1,965	4,945
Vestel Beyaz Esya Sanayi ve Ticaret AS	6,181	3,045
Vestel Elektronik Sanayi ve Ticaret AS(1)	3,174	5,856

Yapi ve Kredi Bankasi AS	58,091	49,709
YEO Teknoloji Enerji VE Endustri AS(1)	1,334	2,140
Zorlu Enerji Elektrik Uretim AS(1)	46,552	5,695
		946,752
United States — 0.1%
WNS Holdings Ltd.(1)	974	52,820
TOTAL COMMON STOCKS (Cost $63,968,064)		61,239,278
RIGHTS — 0.0%
Brazil — 0.0%
Grupo Mateus SA(1)	220	4
Hidrovias do Brasil SA(1)	5,047	8
		12
India — 0.0%
UPL Ltd.(1)	1,519	3,326
Indonesia — 0.0%
Adaro Energy Indonesia Tbk. PT(1)	93,985	12,242
TOTAL RIGHTS (Cost $—)		15,580
WARRANTS — 0.0%
Malaysia — 0.0%
VS Industry Bhd.(1)	3,600	117
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	27,350	511
Northeast Rubber PCL, NVDR(1)	317	3
		514
TOTAL WARRANTS (Cost $—)		631
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	794,359	794,359
State Street Navigator Securities Lending Government Money Market Portfolio(3)	281,423	281,423
TOTAL SHORT-TERM INVESTMENTS (Cost $1,075,782)		1,075,782
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $65,043,846)		62,331,271
OTHER ASSETS AND LIABILITIES — (1.5)%		(928,534)
TOTAL NET ASSETS — 100.0%		$61,402,737

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.8%
Financials	22.3%
Industrials	11.3%
Materials	9.9%
Consumer Discretionary	9.4%
Consumer Staples	5.5%
Energy	5.0%
Health Care	3.7%
Communication Services	3.6%
Utilities	3.6%
Real Estate	1.7%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $906,061. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $966,053, which includes securities collateral of $684,630.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,389,508	$2,324,895	—
Chile	92,276	411,623	—
Colombia	37,366	73,798	—
Czech Republic	—	119,305	—
Egypt	—	76,971	—
Greece	—	547,385	—
Hungary	—	234,300	—
India	979,513	15,275,694	—
Indonesia	83,675	1,772,755	—
Malaysia	—	1,797,404	—
Mexico	558,471	1,469,219	—
Peru	292,629	—	—
Philippines	24,831	617,931	—
Poland	—	998,566	—
South Africa	324,422	3,191,787	—
South Korea	781,941	7,608,109	—
Taiwan	5,351,011	10,844,614	—
Thailand	—	1,959,707	—
Turkey	49,924	896,828	—
United States	52,820	—	—
Rights	—	15,580	—
Warrants	—	631	—
Short-Term Investments	1,075,782	—	—
	$12,094,169	$50,237,102	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.